UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2016

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Risk Allocation Fund, Inc.

Portfolio of Investments

February 29, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 28.4%
Financials - 5.6%
Banks - 2.1%
Agricultural Bank of China Ltd.-Class H	1,913,000	$628,854
Aozora Bank Ltd.	6,000	19,548
Australia & New Zealand Banking Group Ltd.	1,188	18,953
Banca Monte dei Paschi di Siena SpA (a)	12,681	6,710
Banco Bilbao Vizcaya Argentaria SA	2,967	18,757
Banco Comercial Portugues SA (a)	499,075	18,554
Banco de Sabadell SA	12,485	19,772
Banco Espirito Santo SA (REG) (a)(b)(c)	17,161	0	^
Banco Popolare SC (a)	1,481	12,091
Banco Popular Espanol SA	4,798	11,448
Banco Santander SA	3,771	15,254
Bank of America Corp.	2,095	26,229
Bank of China Ltd.-Class H	1,621,000	610,483
Bank of Communications Co., Ltd.-Class H	1,030,000	589,824
Bank of East Asia Ltd. (The)	6,600	20,891
Bank of Ireland (a)	49,694	14,092
Bank of Kyoto Ltd. (The)	3,000	18,770
Bank of Montreal	951	52,470
Bank of Nova Scotia (The)	1,100	44,520
Bank of Queensland Ltd.	2,343	17,599
Bank of Yokohama Ltd. (The)	4,000	18,137
Bankia SA	19,024	16,134
Bankinter SA	3,956	26,072
Barclays PLC	7,619	18,101
BB&T Corp.	1,189	38,238
Bendigo & Adelaide Bank Ltd.	2,825	17,206
BNP Paribas SA	395	18,422
BOC Hong Kong Holdings Ltd.	7,500	19,487
CaixaBank SA	5,724	16,332
Canadian Imperial Bank of Commerce/Canada	688	45,740
Chiba Bank Ltd. (The)	3,000	14,069
China CITIC Bank Corp. Ltd.-Class H (a)	1,211,000	668,539
China Construction Bank Corp.-Class H	1,061,000	618,631
China Everbright Bank Co., Ltd.-Class H	1,576,000	630,041
China Minsheng Banking Corp. Ltd.-Class H	809,500	664,076
Chugoku Bank Ltd. (The)	1,700	17,943
CIT Group, Inc.	951	28,349
Citigroup, Inc.	763	29,643
Citizens Financial Group, Inc.	1,571	30,210
Comerica, Inc.	730	24,659
Commerzbank AG (a)	1,919	15,506
Commonwealth Bank of Australia	394	19,656
Credit Agricole SA	1,723	18,007
CYBG PLC (a)	273	707
Danske Bank A/S	932	25,436
DBS Group Holdings Ltd.	1,900	18,300
DNB ASA	1,710	19,711
Erste Group Bank AG (a)	775	19,949
Fifth Third Bancorp	1,915	29,223
First Republic Bank/CA	649	39,939
Fukuoka Financial Group, Inc.	5,000	15,845
Gunma Bank Ltd. (The)	4,000	17,576
Hachijuni Bank Ltd. (The)	4,000	18,346
Hang Seng Bank Ltd.	1,200	20,241
Hiroshima Bank Ltd. (The)	4,000	14,906

Company	Shares	U.S. $ Value
Hokuhoku Financial Group, Inc.	11,000	16,373
HSBC Holdings PLC	4,113	26,156
Huntington Bancshares, Inc./OH	3,907	34,186
ING Groep NV	1,583	18,872
Intesa Sanpaolo SpA	6,123	15,466
Intesa Sanpaolo SpA-RSP	7,292	17,156
Iyo Bank Ltd. (The)	2,400	16,602
Japan Post Bank Co., Ltd. (a)	1,600	17,427
Joyo Bank Ltd. (The)	5,000	17,318
JPMorgan Chase & Co.	656	36,933
KBC Groep NV	362	19,170
KeyCorp	2,628	27,725
Kyushu Financial Group, Inc. (a)	2,900	16,855
Lloyds Banking Group PLC	32,248	32,362
M&T Bank Corp.	381	39,072
Mitsubishi UFJ Financial Group, Inc.	3,100	13,377
Mizuho Financial Group, Inc.	15,200	22,424
National Australia Bank Ltd.	1,095	18,834
National Bank of Canada	1,452	39,557
Natixis SA	3,075	16,455
Nordea Bank AB	1,983	19,723
Oversea-Chinese Banking Corp., Ltd.	3,679	21,111
People’s United Financial, Inc. (d)	3,133	45,773
PNC Financial Services Group, Inc. (The)	504	40,980
Raiffeisen Bank International AG (a)	1,034	13,698
Regions Financial Corp.	3,655	27,486
Resona Holdings, Inc.	4,000	14,028
Royal Bank of Canada	968	49,416
Royal Bank of Scotland Group PLC (a)	5,560	17,231
Seven Bank Ltd.	5,300	22,679
Shinsei Bank Ltd.	13,000	15,438
Shizuoka Bank Ltd. (The)	2,000	14,619
Signature Bank/New York NY (a)	261	33,813
Skandinaviska Enskilda Banken AB-Class A	2,328	22,746
Societe Generale SA	432	15,172
Standard Chartered PLC	2,095	12,464
Sumitomo Mitsui Financial Group, Inc.	600	16,836
Sumitomo Mitsui Trust Holdings, Inc.	6,000	17,482
SunTrust Banks, Inc.	1,031	34,209
Suruga Bank Ltd.	1,100	17,620
Svenska Handelsbanken AB-Class A	1,707	21,829
Swedbank AB-Class A	1,116	22,543
Toronto-Dominion Bank (The)	1,421	55,065
UniCredit SpA	3,291	12,225
Unione di Banche Italiane SpA	3,007	11,542
United Overseas Bank Ltd.	1,600	19,477
US Bancorp	1,128	43,451
Wells Fargo & Co.	903	42,369
Westpac Banking Corp.	1,187	24,277
Yamaguchi Financial Group, Inc.	2,000	18,828

		6,624,646

Capital Markets - 0.8%
3i Group PLC	4,133	25,028
Aberdeen Asset Management PLC	5,308	17,705
Affiliated Managers Group, Inc. (a)	209	28,986
Ameriprise Financial, Inc.	363	30,474
Bank of New York Mellon Corp. (The)	1,062	37,584

Company	Shares	U.S. $ Value
BlackRock, Inc.-Class A	130	40,555
Charles Schwab Corp. (The)	924	23,146
CI Financial Corp.	2,579	57,127
CITIC Securities Co., Ltd.-Class H	367,000	707,679
Credit Suisse Group AG (REG) (a)	1,031	13,799
Daiwa Securities Group, Inc.	3,000	17,708
Deutsche Bank AG (REG)	871	14,975
E*TRADE Financial Corp. (a)	1,023	24,000
Eaton Vance Corp.	976	28,216
Franklin Resources, Inc.	1,038	37,212
Goldman Sachs Group, Inc. (The)	234	34,990
Haitong Securities Co., Ltd.-Class H	454,800	662,398
Hargreaves Lansdown PLC	1,100	18,858
ICAP PLC	3,894	23,444
IGM Financial, Inc.	1,677	44,509
Invesco Ltd.	1,239	33,131
Investec PLC	3,763	24,641
Julius Baer Group Ltd. (a)	443	17,676
Legg Mason, Inc.	894	25,533
Macquarie Group Ltd.	385	17,589
Morgan Stanley	1,110	27,417
Nomura Holdings, Inc.	3,300	13,945
Northern Trust Corp.	623	36,994
Partners Group Holding AG	65	23,528
Platinum Asset Management Ltd.	4,108	17,360
Raymond James Financial, Inc.	781	34,239
SBI Holdings, Inc./Japan	1,500	13,680
Schroders PLC	607	21,960
SEI Investments Co.	879	33,551
State Street Corp.	582	31,882
T Rowe Price Group, Inc.	692	47,824
TD Ameritrade Holding Corp.	1,090	31,152
UBS Group AG	1,220	18,638

		2,359,133

Consumer Finance - 0.1%
Acom Co., Ltd. (a)	4,600	20,495
AEON Financial Service Co., Ltd.	1,000	22,345
Ally Financial, Inc. (a)	1,622	28,515
American Express Co.	696	38,684
Capital One Financial Corp.	521	34,245
Credit Saison Co., Ltd.	1,000	16,932
Discover Financial Services	833	38,668
Navient Corp.	1,725	18,682
Provident Financial PLC	475	21,374
Synchrony Financial (a)	1,311	35,331

		275,271

Diversified Financial Services - 0.3%
ASX Ltd.	771	23,073
Berkshire Hathaway, Inc.-Class B (a)	344	46,155
Challenger Ltd./Australia	3,694	19,760
CME Group, Inc./IL-Class A	430	39,319
Deutsche Boerse AG	300	24,666
Element Financial Corp.	2,566	27,177
Eurazeo SA	303	17,748
EXOR SpA	564	18,591
First Pacific Co., Ltd./Hong Kong	36,000	24,626

Company	Shares	U.S. $ Value
Groupe Bruxelles Lambert SA	419	31,967
Hong Kong Exchanges and Clearing Ltd.	900	19,543
Industrivarden AB-Class C	1,303	20,051
Intercontinental Exchange, Inc.	170	40,538
Investment AB Kinnevik-Class B	791	19,626
Investor AB-Class B	663	21,963
Japan Exchange Group, Inc.	1,500	23,234
Leucadia National Corp.	2,225	32,151
London Stock Exchange Group PLC	729	27,008
McGraw Hill Financial, Inc.	461	41,370
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,400	18,979
Moody’s Corp.	422	37,474
Nasdaq, Inc.	762	48,227
Onex Corp.	850	50,007
ORIX Corp.	1,300	17,018
Pargesa Holding SA	506	29,760
Singapore Exchange Ltd.	4,300	22,199
Voya Financial, Inc.	1,148	33,705
Wendel SA	192	18,260

		794,195

Insurance - 1.2%
Admiral Group PLC	1,014	24,349
Aegon NV	2,979	14,916
Aflac, Inc.	800	47,616
Ageas	707	26,085
AIA Group Ltd.	3,600	18,310
Alleghany Corp. (a)	119	55,214
Allianz SE (REG)	163	24,177
Allstate Corp. (The)	888	56,352
American International Group, Inc.	710	35,642
AMP Ltd.	5,511	20,860
Aon PLC	592	56,412
Arch Capital Group Ltd. (a)	801	54,420
Arthur J Gallagher & Co.	1,440	57,384
Assicurazioni Generali SpA	1,436	19,905
Assurant, Inc.	560	39,816
Aviva PLC	4,027	24,434
Axis Capital Holdings Ltd.	969	52,045
Baloise Holding AG (REG)	299	37,611
China Life Insurance Co., Ltd.-Class H	202,000	440,178
Chubb Ltd.	820	94,735
Cincinnati Financial Corp.	840	53,038
CNP Assurances	1,912	28,276
Dai-ichi Life Insurance Co., Ltd. (The)	1,300	15,735
Direct Line Insurance Group PLC	6,865	36,972
Everest Re Group Ltd.	340	63,284
Fairfax Financial Holdings Ltd.	100	52,867
FNF Group	1,253	41,324
Gjensidige Forsikring ASA	2,030	31,875
Great-West Lifeco, Inc.	2,203	56,988
Hannover Rueck SE (REG)	263	26,992
Hartford Financial Services Group, Inc. (The)	939	39,551
Industrial Alliance Insurance & Financial Services, Inc.	1,417	38,090
Insurance Australia Group Ltd.	5,661	20,820
Intact Financial Corp.	1,026	63,888
Japan Post Holdings Co., Ltd. (a)	1,400	17,829
Legal & General Group PLC	9,389	29,531

Company	Shares	U.S. $ Value
Lincoln National Corp.	751	27,434
Loews Corp.	1,358	49,363
Manulife Financial Corp.	2,934	39,272
Mapfre SA	14,982	29,169
Markel Corp. (a)	64	54,829
Marsh & McLennan Cos., Inc.	874	49,862
Medibank Pvt Ltd.	14,483	25,998
MetLife, Inc.	826	32,677
MS&AD Insurance Group Holdings, Inc.	800	21,765
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	178	34,941
New China Life Insurance Co., Ltd.-Class H	170,000	492,979
NN Group NV	875	26,953
Old Mutual PLC	8,821	20,762
PartnerRe Ltd.	98	13,746
Power Corp. of Canada	2,316	50,325
Power Financial Corp.	2,223	51,804
Principal Financial Group, Inc.	847	32,025
Progressive Corp. (The)	1,666	53,179
Prudential Financial, Inc.	444	29,344
Prudential PLC	1,293	22,516
QBE Insurance Group Ltd.	2,590	19,463
RenaissanceRe Holdings Ltd.	589	66,675
RSA Insurance Group PLC	4,968	29,991
Sampo Oyj-Class A	631	28,384
SCOR SE	776	27,140
Sompo Japan Nipponkoa Holdings, Inc.	800	23,015
Sony Financial Holdings, Inc.	1,272	17,733
St James’s Place PLC	1,688	20,053
Standard Life PLC	5,493	25,355
Sun Life Financial, Inc.	1,528	45,558
Suncorp Group Ltd.	2,380	18,967
Swiss Life Holding AG (a)	117	28,491
Swiss Re AG	311	27,566
T&D Holdings, Inc.	1,650	16,277
Tokio Marine Holdings, Inc.	600	20,917
Torchmark Corp.	991	50,759
Travelers Cos., Inc. (The)	527	56,663
Tryg A/S	978	17,847
UnipolSai SpA	11,803	24,234
Unum Group	1,248	35,605
Willis Towers Watson PLC	1,101	124,765
WR Berkley Corp.	970	49,955
XL Group PLC	1,447	49,748
Zurich Insurance Group AG (a)	115	24,358

		3,825,983

Real Estate Investment Trusts (REITs) - 0.8%
American Capital Agency Corp.	3,323	60,047
American Tower Corp.	509	46,930
Annaly Capital Management, Inc.	5,158	52,251
Ascendas Real Estate Investment Trust	13,600	23,399
AvalonBay Communities, Inc.	290	49,776
Boston Properties, Inc.	402	45,884
British Land Co. PLC (The)	2,036	18,578
Brixmor Property Group, Inc.	1,694	39,690
Camden Property Trust	611	45,666
CapitaLand Commercial Trust Ltd.	24,000	24,400
CapitaLand Mall Trust	16,600	25,834

Company	Shares	U.S. $ Value
Crown Castle International Corp.	697	60,290
Dexus Property Group	4,118	22,067
Digital Realty Trust, Inc.	726	57,405
Duke Realty Corp.	2,347	48,536
Equinix, Inc.	134	40,694
Equity Residential	632	47,078
Essex Property Trust, Inc.	217	45,414
Extra Space Storage, Inc.	571	46,908
Federal Realty Investment Trust	377	55,819
Fonciere Des Regions	347	28,441
Gecina SA	282	34,882
General Growth Properties, Inc.	1,440	39,629
Goodman Group	5,138	23,706
GPT Group (The)	6,784	23,757
H&R Real Estate Investment Trust	4,387	60,893
Hammerson PLC	3,426	26,051
HCP, Inc.	1,358	40,170
Host Hotels & Resorts, Inc.	1,978	30,283
ICADE	438	30,497
Intu Properties PLC	4,904	20,372
Iron Mountain, Inc.	1,449	42,572
Japan Prime Realty Investment Corp.	10	41,072
Japan Real Estate Investment Corp.	7	42,247
Japan Retail Fund Investment Corp.	20	45,590
Kimco Realty Corp.	1,766	47,240
Klepierre	675	28,105
Land Securities Group PLC	1,917	26,787
Liberty Property Trust	956	27,609
Link REIT	4,000	22,568
Macerich Co. (The)	484	38,275
Mirvac Group	16,346	21,278
Nippon Building Fund, Inc.	7	41,517
Nippon Prologis REIT, Inc.	13	27,580
Nomura Real Estate Master Fund, Inc.	24	33,336
Prologis, Inc.	1,188	45,690
Public Storage	222	55,387
Realty Income Corp. (d)	1,005	58,833
Regency Centers Corp.	776	54,770
RioCan Real Estate Investment Trust (Toronto)	3,069	58,159
Scentre Group	7,650	23,785
Segro PLC	3,825	22,035
Simon Property Group, Inc.	264	50,089
SL Green Realty Corp.	433	38,182
Smart Real Estate Investment Trust	2,634	62,648
Stockland	7,613	22,593
Suntec Real Estate Investment Trust	20,600	24,449
UDR, Inc.	1,441	49,469
Unibail-Rodamco SE	86	21,397
United Urban Investment Corp.	18	28,300
Ventas, Inc.	924	51,439
VEREIT, Inc.	4,477	35,906
Vicinity Centres	11,449	25,348
Vornado Realty Trust	521	44,994
Welltower, Inc.	742	47,325
Westfield Corp.	3,316	23,583
Weyerhaeuser Co.	3,406	88,477

		2,633,981

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	1,300	18,427
Brookfield Asset Management, Inc.-Class A	1,568	48,129
CapitaLand Ltd.	9,900	20,967
CBRE Group, Inc.-Class A (a)	1,118	28,408
Cheung Kong Property Holdings Ltd.	3,684	18,787
City Developments Ltd.	4,400	22,266
Daito Trust Construction Co., Ltd.	200	27,088
Daiwa House Industry Co., Ltd.	800	21,893
Deutsche Wohnen AG	1,085	28,643
First Capital Realty, Inc.	4,325	62,653
Global Logistic Properties Ltd.	15,800	19,865
Hang Lung Properties Ltd.	10,000	17,495
Henderson Land Development Co., Ltd.	3,773	20,372
Hongkong Land Holdings Ltd.	3,200	18,778
Hulic Co., Ltd.	2,600	23,056
Hysan Development Co., Ltd.	6,000	23,829
Jones Lang LaSalle, Inc.	250	25,518
Keppel Land Ltd. (b)(c)	7,000	21,110
Kerry Properties Ltd.	8,000	18,764
LendLease Group	2,384	22,099
Mitsubishi Estate Co., Ltd.	1,000	18,576
Mitsui Fudosan Co., Ltd.	1,000	23,237
New World Development Co., Ltd.	23,287	19,546
Nomura Real Estate Holdings, Inc.	1,200	21,479
NTT Urban Development Corp.	2,400	23,410
Realogy Holdings Corp. (a)	899	28,741
Sino Land Co., Ltd.	16,000	22,284
Sumitomo Realty & Development Co., Ltd.	1,000	27,498
Sun Hung Kai Properties Ltd.	2,000	22,369
Swire Pacific Ltd.-Class A	2,000	19,534
Swire Properties Ltd.	7,800	20,093
Swiss Prime Site AG (REG) (a)	529	44,124
Tokyo Tatemono Co., Ltd.	2,000	23,085
Tokyu Fudosan Holdings Corp.	3,500	22,128
UOL Group Ltd.	5,228	21,039
Vonovia SE	1,002	31,121
Wharf Holdings Ltd. (The)	4,000	19,988
Wheelock & Co., Ltd.	5,000	19,765

		936,164

Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	2,869	43,408

		17,492,781

Consumer Staples - 3.6%
Beverages - 0.6%
Anheuser-Busch InBev SA/NV	449	50,233
Asahi Group Holdings Ltd.	1,300	38,203
Brown-Forman Corp.-Class B	1,336	131,556
Carlsberg A/S-Class B	521	44,929
Coca-Cola Amatil Ltd.	6,814	41,266
Coca-Cola Co. (The)	4,638	200,037
Coca-Cola Enterprises, Inc.	3,016	146,306
Coca-Cola HBC AG (a)	2,570	48,865
Constellation Brands, Inc.-Class A	995	140,723
Diageo PLC	2,479	63,711
Dr Pepper Snapple Group, Inc.	1,796	164,388
Heineken Holding NV	727	52,653
Heineken NV	653	52,405
Kirin Holdings Co., Ltd.	3,200	42,153

Company	Shares	U.S. $ Value
Molson Coors Brewing Co.-Class B	1,438	122,618
Monster Beverage Corp. (a)	667	83,708
PepsiCo, Inc.	1,981	193,781
Pernod Ricard SA	540	57,442
Remy Cointreau SA	815	56,248
SABMiller PLC (London)	2,521	145,902
Suntory Beverage & Food Ltd.	1,000	42,369
Treasury Wine Estates Ltd.	1,173	8,052

		1,927,548

Food & Staples Retailing - 0.9%
Aeon Co., Ltd.	3,400	44,587
Alimentation Couche-Tard, Inc.-Class B	2,834	128,232
Carrefour SA	1,389	36,741
Casino Guichard Perrachon SA	568	25,572
Colruyt SA	1,227	65,778
Costco Wholesale Corp.	994	149,130
CVS Health Corp.	1,511	146,824
Delhaize Group	534	54,001
Distribuidora Internacional de Alimentacion SA (a)	8,426	42,231
Empire Co., Ltd.-Class A	6,464	125,076
FamilyMart Co., Ltd.	900	43,218
George Weston Ltd.	2,182	177,640
ICA Gruppen AB	1,898	56,454
J Sainsbury PLC	13,075	46,021
Jean Coutu Group PJC, Inc. (The)-Class A	9,096	137,146
Jeronimo Martins SGPS SA	4,364	61,596
Koninklijke Ahold NV	2,825	61,860
Kroger Co. (The)	3,408	136,013
Lawson, Inc.	800	61,683
Loblaw Cos., Ltd.	3,622	183,991
METRO AG	1,413	34,579
Metro, Inc.	5,522	176,476
Rite Aid Corp. (a)	5,563	44,226
Seven & i Holdings Co., Ltd.	900	35,884
Sysco Corp.	4,435	195,717
Tesco PLC (a)	24,115	60,191
Wal-Mart Stores, Inc.	2,632	174,607
Walgreens Boots Alliance, Inc.	1,522	120,147
Wesfarmers Ltd.	1,593	44,333
Whole Foods Market, Inc.	2,819	88,263
Wm Morrison Supermarkets PLC	20,692	56,977
Woolworths Ltd.	2,571	41,896

		2,857,090

Food Products - 1.2%
Ajinomoto Co., Inc.	2,000	49,009
Archer-Daniels-Midland Co.	3,290	115,018
Aryzta AG (a)	798	37,928
Associated British Foods PLC	1,571	74,004
Barry Callebaut AG (REG) (a)	64	67,086
Bunge Ltd.	1,940	96,457
Calbee, Inc.	1,100	44,524
Campbell Soup Co.	2,608	161,044
Chocoladefabriken Lindt & Spruengli AG	13	74,252
Chocoladefabriken Lindt & Spruengli AG (REG)	1	68,728
ConAgra Foods, Inc.	3,153	132,615
Danone SA	904	62,871

Company	Shares	U.S. $ Value
General Mills, Inc.	2,911	171,312
Golden Agri-Resources Ltd.	183,500	48,286
Hershey Co. (The)	1,790	162,693
Hormel Foods Corp.	3,836	163,068
JM Smucker Co. (The)	1,355	172,857
Kellogg Co.	2,348	173,799
Kerry Group PLC-Class A	902	78,673
Keurig Green Mountain, Inc.	2,045	188,017
Kikkoman Corp.	1,000	32,905
Kraft Heinz Co. (The)	2,209	170,137
McCormick & Co., Inc./MD	1,964	183,163
Mead Johnson Nutrition Co.-Class A	1,346	99,281
MEIJI Holdings Co., Ltd.	600	48,136
Mondelez International, Inc.-Class A	2,748	111,377
Nestle SA (REG)	1,043	72,938
NH Foods Ltd.	2,000	42,081
Nisshin Seifun Group, Inc.	2,700	44,123
Nissin Foods Holdings Co., Ltd.	800	36,718
Orkla ASA	7,690	63,436
Saputo, Inc.	5,936	172,859
Tate & Lyle PLC	8,793	71,449
Toyo Suisan Kaisha Ltd.	1,200	42,993
Tyson Foods, Inc.-Class A	2,243	145,234
WH Group Ltd. (a)(e)	85,000	49,463
WhiteWave Foods Co. (The) (a)	2,277	88,166
Wilmar International Ltd.	21,100	46,645
Yakult Honsha Co., Ltd.	900	42,962
Yamazaki Baking Co., Ltd.	2,000	37,871

		3,744,178

Household Products - 0.4%
Church & Dwight Co., Inc.	2,365	214,647
Clorox Co. (The)	1,560	197,215
Colgate-Palmolive Co.	2,708	177,753
Edgewell Personal Care Co.	1,438	109,935
Henkel AG & Co. KGaA	623	54,999
Henkel AG & Co. KGaA (Preference Shares)	513	51,552
Kimberly-Clark Corp.	1,522	198,317
Procter & Gamble Co. (The)	2,435	195,506
Reckitt Benckiser Group PLC	852	77,608
Svenska Cellulosa AB SCA-Class B	2,026	60,402
Unicharm Corp.	2,200	47,829

		1,385,763

Personal Products - 0.2%
Beiersdorf AG	637	55,211
Estee Lauder Cos., Inc. (The)-Class A	1,626	148,503
Kao Corp.	1,000	50,452
Kose Corp.	500	42,987
L’Oreal SA	308	51,839
Shiseido Co., Ltd.	1,600	34,787
Unilever NV	1,256	54,169
Unilever PLC	1,744	74,508

		512,456

Tobacco - 0.3%
Altria Group, Inc.	2,770	170,549
British American Tobacco PLC	1,293	70,345
Imperial Brands PLC	1,232	63,591

Company	Shares	U.S. $ Value
Japan Tobacco, Inc.	1,099	43,702
Philip Morris International, Inc.	2,101	191,254
Reynolds American, Inc.	3,291	165,965
Swedish Match AB	1,895	60,996

		766,402

		11,193,437

Industrials - 3.4%
Aerospace & Defense - 0.4%
Airbus Group SE	328	21,168
B/E Aerospace, Inc.	1,431	62,420
BAE Systems PLC	4,280	30,342
Boeing Co. (The)	534	63,108
Bombardier, Inc.-Class B (a)	82,006	64,247
CAE, Inc.	7,408	81,691
Cobham PLC	5,830	20,844
Finmeccanica SpA (a)	1,475	15,179
General Dynamics Corp.	630	85,850
Honeywell International, Inc.	845	85,641
L-3 Communications Holdings, Inc.	612	71,794
Lockheed Martin Corp.	427	92,142
Meggitt PLC	3,644	21,081
Northrop Grumman Corp.	454	87,268
Raytheon Co.	697	86,323
Rockwell Collins, Inc.	960	84,067
Rolls-Royce Holdings PLC (a)	2,407	22,595
Safran SA	359	22,243
Singapore Technologies Engineering Ltd.	5,800	12,327
Textron, Inc.	1,603	54,742
Thales SA	367	29,141
TransDigm Group, Inc. (a)	307	65,569
United Technologies Corp.	925	89,374
Zodiac Aerospace	590	9,827

		1,278,983

Air Freight & Logistics - 0.1%
Bollore SA	5,563	21,443
Bollore SA (a)	14	53
CH Robinson Worldwide, Inc.	1,155	80,654
Deutsche Post AG (REG)	1,036	24,562
Expeditors International of Washington, Inc.	1,726	79,016
FedEx Corp.	485	66,387
Kuehne & Nagel International AG (REG)	225	29,183
Royal Mail PLC	3,831	24,131
TNT Express NV	3,090	26,426
United Parcel Service, Inc.-Class B	997	96,260
Yamato Holdings Co., Ltd.	600	12,169

		460,284

Airlines - 0.1%
American Airlines Group, Inc.	1,051	43,091
ANA Holdings, Inc.	4,000	11,314
Cathay Pacific Airways Ltd.	7,000	11,134
Delta Air Lines, Inc.	1,010	48,722
Deutsche Lufthansa AG (REG) (a)	1,560	23,231
easyJet PLC	1,051	21,955
International Consolidated Airlines Group SA	3,008	22,873

Company	Shares	U.S. $ Value
Japan Airlines Co., Ltd.	400	14,313
Qantas Airways Ltd. (a)	4,277	11,748
Singapore Airlines Ltd.	1,500	12,407
Southwest Airlines Co.	1,111	46,606
United Continental Holdings, Inc. (a)	787	45,064

		312,458

Building Products - 0.1%
Asahi Glass Co., Ltd.	2,000	9,681
Assa Abloy AB-Class B	1,273	24,406
Cie de Saint-Gobain	541	20,901
Daikin Industries Ltd.	200	13,407
Fortune Brands Home & Security, Inc.	1,268	63,679
Geberit AG (REG)	94	33,840
LIXIL Group Corp.	400	8,214
Masco Corp.	2,446	68,977
TOTO Ltd.	400	11,508

		254,613

Commercial Services & Supplies - 0.3%
ADT Corp. (The)	1,976	79,771
Aggreko PLC	1,313	16,070
Babcock International Group PLC	2,274	28,772
Brambles Ltd.	1,529	13,589
Cintas Corp.	964	80,966
Dai Nippon Printing Co., Ltd.	1,000	8,600
Edenred	1,019	17,840
G4S PLC	12,646	36,409
ISS A/S	911	31,716
Park24 Co., Ltd.	600	15,715
Republic Services, Inc.-Class A	2,413	110,274
Secom Co., Ltd.	200	14,260
Securitas AB-Class B	1,794	26,817
Societe BIC SA	167	23,163
Sohgo Security Services Co., Ltd.	300	15,561
Stericycle, Inc. (a)	643	73,257
Toppan Printing Co., Ltd.	1,000	8,445
Tyco International PLC	2,419	85,100
Waste Management, Inc.	2,083	116,336

		802,661

Construction & Engineering - 0.6%
ACS Actividades de Construccion y Servicios SA	613	15,847
Boskalis Westminster	614	22,337
Bouygues SA	587	22,917
Chicago Bridge & Iron Co. NV (d)	1,156	38,772
China Communications Construction Co., Ltd.-Class H	566,000	507,987
China Railway Construction Corp. Ltd.-Class H	511,500	486,121
China Railway Group Ltd.-Class H	823,000	518,248
CIMIC Group Ltd.	690	15,495
Ferrovial SA	1,151	22,175
Fluor Corp.	1,280	58,931
Jacobs Engineering Group, Inc. (a)	1,546	59,753
JGC Corp.	1,000	15,737
Kajima Corp.	2,000	11,488
Obayashi Corp.	2,000	18,224
Orascom Construction Ltd. (a)	173	917

Company	Shares	U.S. $ Value
Quanta Services, Inc. (a)	2,418	49,061
Shimizu Corp.	1,000	7,601
Skanska AB-Class B	1,440	30,609
SNC-Lavalin Group, Inc.	2,492	78,223
Taisei Corp.	2,000	12,122
Vinci SA	433	29,908

		2,022,473

Electrical Equipment - 0.2%
ABB Ltd. (REG) (a)	1,571	28,017
Acuity Brands, Inc.	232	48,588
AMETEK, Inc.	1,373	63,721
Eaton Corp. PLC	1,320	74,857
Emerson Electric Co.	1,531	74,759
Fuji Electric Co., Ltd.	3,000	10,277
Legrand SA	472	23,464
Mabuchi Motor Co., Ltd.	300	13,155
Mitsubishi Electric Corp.	1,000	10,124
Nidec Corp.	100	6,698
OSRAM Licht AG	447	20,883
Prysmian SpA	1,151	23,363
Rockwell Automation, Inc.	692	72,030
Schneider Electric SE (Paris)	400	23,842
Sensata Technologies Holding NV (a)	1,473	50,244
Vestas Wind Systems A/S	298	20,095

		564,117

Industrial Conglomerates - 0.2%
3M Co.	630	98,828
CK Hutchison Holdings Ltd.	684	8,260
Danaher Corp.	873	77,933
General Electric Co.	2,954	86,079
Keihan Electric Railway Co., Ltd.	2,000	13,850
Keppel Corp., Ltd.	2,600	9,557
Koninklijke Philips NV	1,000	25,390
NWS Holdings Ltd.	9,257	13,104
Roper Technologies, Inc.	439	73,721
Seibu Holdings, Inc.	600	11,804
Sembcorp Industries Ltd.	5,600	10,648
Siemens AG (REG)	282	26,069
Smiths Group PLC	2,220	30,741
Toshiba Corp. (a)	4,000	6,188

		492,172

Machinery - 0.6%
AGCO Corp. (d)	1,164	57,606
Alfa Laval AB	1,450	22,724
Alstom SA (a)	751	16,406
Amada Holdings Co., Ltd.	1,200	11,125
ANDRITZ AG	544	25,938
Atlas Copco AB-Class A	845	19,043
Atlas Copco AB-Class B	1,104	23,197
Caterpillar, Inc.	896	60,659
CNH Industrial NV	2,685	17,825
Cummins, Inc.	661	64,494
Deere & Co. (d)	843	67,592
Dover Corp.	997	60,598

Company	Shares	U.S. $ Value
FANUC Corp.	100	14,684
Flowserve Corp.	1,372	57,652
GEA Group AG	640	28,162
Hino Motors Ltd.	1,000	10,094
Hitachi Construction Machinery Co., Ltd.	800	11,115
Hoshizaki Electric Co., Ltd.	200	15,478
IHI Corp.	4,000	7,122
Illinois Tool Works, Inc.	956	90,103
IMI PLC	2,039	24,008
Ingersoll-Rand PLC	1,311	72,839
JTEKT Corp.	700	9,557
Kawasaki Heavy Industries Ltd.	3,000	8,127
Komatsu Ltd.	700	10,699
Kone Oyj-Class B	555	24,572
Kubota Corp.	1,000	12,801
Kurita Water Industries Ltd.	600	13,074
Makita Corp.	200	11,748
MAN SE	408	41,853
Melrose Industries PLC	820	3,735
Metso Oyj	751	16,585
Minebea Co., Ltd.	1,000	7,342
Mitsubishi Heavy Industries Ltd.	2,000	7,116
Nabtesco Corp.	600	11,467
NSK Ltd.	1,000	9,125
PACCAR, Inc.	1,264	65,096
Parker-Hannifin Corp.	632	63,958
Pentair PLC	1,140	54,389
Sandvik AB	2,219	20,170
Schindler Holding AG	197	32,906
Schindler Holding AG (REG)	156	26,498
Sembcorp Marine Ltd.	9,400	10,197
SKF AB-Class B	1,277	21,041
Snap-on, Inc.	498	72,046
Stanley Black & Decker, Inc.	894	84,045
Sulzer AG (REG)	254	23,934
Sumitomo Heavy Industries Ltd.	3,000	12,373
THK Co., Ltd.	600	10,213
Volvo AB-Class B	2,303	23,069
WABCO Holdings, Inc. (a)	604	56,957
Wabtec Corp./DE	827	58,386
Wartsila Oyj Abp	579	23,278
Weir Group PLC (The)	1,193	15,781
Xylem, Inc./NY	2,003	74,932
Yangzijiang Shipbuilding Holdings Ltd.	15,000	9,647
Zardoya Otis SA	2,176	23,171

		1,748,352

Marine - 0.0%
AP Moeller-Maersk A/S-Class A	18	23,054
AP Moeller-Maersk A/S-Class B	18	23,656
Mitsui OSK Lines Ltd.	4,000	7,473
Nippon Yusen KK	6,000	11,058

		65,241

Professional Services - 0.2%
Adecco SA (REG) (a)	386	22,356
Bureau Veritas SA	1,753	34,922
Capita PLC	2,166	30,035
Dun & Bradstreet Corp. (The)	658	63,030

Company	Shares	U.S. $ Value
Equifax, Inc.	866	90,826
Experian PLC	1,938	31,718
IHS, Inc.-Class A (a)	618	64,266
Intertek Group PLC	598	24,169
ManpowerGroup, Inc.	696	53,898
Nielsen Holdings PLC	1,498	75,409
Randstad Holding NV	394	20,316
Recruit Holdings Co., Ltd.	400	11,881
Robert Half International, Inc.	1,526	60,109
SEEK Ltd.	1,178	13,003
SGS SA (REG)	16	32,187
Verisk Analytics, Inc.-Class A (a)	1,052	76,628

		704,753

Road & Rail - 0.3%
AMERCO	192	65,819
Asciano Ltd.	4,268	26,968
Aurizon Holdings Ltd.	3,174	9,194
Canadian National Railway Co.	1,418	82,376
Canadian Pacific Railway Ltd.	431	52,526
Central Japan Railway Co.	84	15,029
ComfortDelGro Corp., Ltd.	5,600	11,977
CSX Corp.	2,143	51,732
DSV A/S	739	30,220
East Japan Railway Co.	200	17,514
Hankyu Hanshin Holdings, Inc.	2,000	12,801
Hertz Global Holdings, Inc. (a)	2,216	18,836
JB Hunt Transport Services, Inc.	1,056	80,562
Kansas City Southern	700	57,197
Keikyu Corp.	2,000	17,729
Keio Corp.	1,000	9,184
Keisei Electric Railway Co., Ltd.	1,000	13,743
Kintetsu Group Holdings Co., Ltd.	3,000	12,860
MTR Corp., Ltd.	2,500	11,525
Nagoya Railroad Co., Ltd.	3,000	14,354
Nippon Express Co., Ltd.	3,000	13,291
Norfolk Southern Corp.	598	43,756
Odakyu Electric Railway Co., Ltd.	1,000	11,512
Tobu Railway Co., Ltd.	3,000	15,618
Tokyu Corp.	2,000	16,734
Union Pacific Corp.	831	65,533
West Japan Railway Co.	218	12,753

		791,343

Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	1,388	49,593
Ashtead Group PLC	1,236	15,781
Brenntag AG	474	22,879
Bunzl PLC	1,250	33,454
Fastenal Co. (d)	1,849	83,741
Finning International, Inc.	3,177	43,980
ITOCHU Corp.	1,000	11,789
Marubeni Corp.	2,400	12,024
Mitsubishi Corp.	700	11,203
Mitsui & Co., Ltd.	1,000	11,528
Noble Group Ltd.	41,700	10,214
Rexel SA	1,975	24,179
Sumitomo Corp.	1,200	11,813

Company	Shares	U.S. $ Value
Toyota Tsusho Corp.	500	10,090
Travis Perkins PLC	1,164	28,849
United Rentals, Inc. (a)	571	29,447
Wolseley PLC	561	28,769
WW Grainger, Inc. (d)	372	80,687

		520,020

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,077	31,125
Aena SA (a)(e)	288	32,614
Aeroports de Paris	267	31,324
Atlantia SpA	1,129	27,873
Auckland International Airport Ltd.	3,348	13,427
Fraport AG Frankfurt Airport Services Worldwide	536	30,938
Groupe Eurotunnel SE (REG)	2,271	22,790
Hutchison Port Holdings Trust-Class U	22,700	10,667
Japan Airport Terminal Co., Ltd.	300	10,543
Kamigumi Co., Ltd.	1,000	9,366
Mitsubishi Logistics Corp.	1,000	12,918
Shenzhen Chiwan Wharf Holdings Ltd.-Class B	123,103	199,737
Sydney Airport	2,649	12,168
Transurban Group	1,640	13,259

		458,749

		10,476,219

Consumer Discretionary - 3.0%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	300	12,005
Autoliv, Inc. (d)	453	48,122
BorgWarner, Inc.	1,214	39,674
Bridgestone Corp.	600	21,007
Cie Generale des Etablissements Michelin-Class B	372	33,557
Continental AG	141	28,064
Delphi Automotive PLC	637	42,475
Denso Corp.	400	14,830
GKN PLC	8,986	34,161
Goodyear Tire & Rubber Co. (The)	1,520	45,782
Johnson Controls, Inc.	1,378	50,242
Koito Manufacturing Co., Ltd.	400	17,620
Lear Corp.	467	47,330
Linamar Corp.	899	39,269
Magna International, Inc. (Toronto)-Class A	1,243	48,232
NGK Spark Plug Co., Ltd.	600	11,199
NHK Spring Co., Ltd.	1,500	13,692
NOK Corp.	600	9,671
Nokian Renkaat Oyj	616	20,191
Stanley Electric Co., Ltd.	700	15,534
Sumitomo Electric Industries Ltd.	1,100	13,191
Sumitomo Rubber Industries Ltd.	1,100	15,721
Toyoda Gosei Co., Ltd.	700	13,380
Toyota Industries Corp.	300	12,615
Valeo SA	185	25,577
Yokohama Rubber Co., Ltd. (The)	900	14,350

		687,491

Company	Shares	U.S. $ Value
Automobiles - 0.2%
Bayerische Motoren Werke AG	293	23,803
Bayerische Motoren Werke AG (Preference Shares)	404	27,243
Daihatsu Motor Co., Ltd.	1,100	15,274
Daimler AG (REG)	387	26,330
Ferrari NV (a)	195	7,550
Fiat Chrysler Automobiles NV	1,956	13,378
Ford Motor Co.	4,011	50,178
Fuji Heavy Industries Ltd.	400	13,087
General Motors Co.	1,545	45,485
Harley-Davidson, Inc.	967	41,745
Honda Motor Co., Ltd.	500	12,859
Isuzu Motors Ltd.	1,700	17,008
Mazda Motor Corp.	700	9,742
Mitsubishi Motors Corp.	1,700	12,110
Nissan Motor Co., Ltd.	1,600	14,511
Peugeot SA (a)	1,421	21,320
Porsche Automobil Holding SE (Preference Shares)	370	16,734
Renault SA	253	23,070
Suzuki Motor Corp.	500	12,512
Tesla Motors, Inc. (a)(d)	144	27,638
Toyota Motor Corp.	300	15,641
Volkswagen AG	144	20,014
Volkswagen AG (Preference Shares)	141	16,396
Yamaha Motor Co., Ltd.	600	8,931

		492,559

Distributors - 0.1%
Genuine Parts Co.	843	75,996
Jardine Cycle & Carriage Ltd.	600	16,448
LKQ Corp. (a)	2,103	58,043

		150,487

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	600	18,253
H&R Block, Inc.	1,730	56,882

		75,135

Hotels, Restaurants & Leisure - 0.4%
Accor SA	571	24,203
Aramark	1,843	57,907
Aristocrat Leisure Ltd.	2,148	15,278
Carnival Corp.	939	45,034
Carnival PLC	754	37,249
Chipotle Mexican Grill, Inc.-Class A (a)	70	35,641
Compass Group PLC	2,905	50,932
Crown Resorts Ltd.	1,933	15,970
Darden Restaurants, Inc.	967	61,772
Flight Centre Travel Group Ltd.	600	17,652
Galaxy Entertainment Group Ltd.	5,000	16,740
Genting Singapore PLC	27,300	14,644
Hilton Worldwide Holdings, Inc.	1,997	41,498
InterContinental Hotels Group PLC	943	35,420
Las Vegas Sands Corp.	812	39,203
Marriott International, Inc./MD-Class A (d)	748	50,976
McDonald’s Corp.	624	73,127

Company	Shares	U.S. $ Value
McDonald’s Holdings Co. Japan Ltd.	600	13,974
Melco Crown Entertainment Ltd. (ADR) (d)	560	8,842
Merlin Entertainments PLC (e)	12,654	80,330
MGM China Holdings Ltd.	12,000	13,715
MGM Resorts International (a)	1,592	30,137
Norwegian Cruise Line Holdings Ltd. (a)	753	36,995
Oriental Land Co., Ltd./Japan	300	20,535
Restaurant Brands International, Inc.	1,613	56,604
Royal Caribbean Cruises Ltd.	463	34,433
Sands China Ltd.	4,400	15,632
Shangri-La Asia Ltd.	16,000	15,100
SJM Holdings Ltd.	21,000	12,775
Sodexo SA	420	42,601
Starbucks Corp.	913	53,146
Starwood Hotels & Resorts Worldwide, Inc.	800	55,288
Tabcorp Holdings Ltd.	4,509	13,775
Tatts Group Ltd.	4,868	13,471
TUI AG	1,958	29,020
Whitbread PLC	725	39,351
William Hill PLC	7,401	42,092
Wyndham Worldwide Corp.	721	52,518
Wynn Macau Ltd.	12,400	14,210
Wynn Resorts Ltd. (d)	334	27,548
Yum! Brands, Inc.	568	41,163

		1,396,501

Household Durables - 0.3%
Auto Trader Group PLC (e)	5,260	26,448
Barratt Developments PLC	3,990	32,596
Casio Computer Co., Ltd.	600	11,051
DR Horton, Inc.	1,353	36,152
Electrolux AB-Class B	1,046	24,518
Garmin Ltd. (d)	1,532	62,061
Harman International Industries, Inc.	448	34,353
Husqvarna AB-Class B	5,148	32,617
Iida Group Holdings Co., Ltd.	800	14,643
Jarden Corp. (a)	785	41,511
Konka Group Co., Ltd.-Class B	206,034	78,188
Leggett & Platt, Inc.	1,437	64,176
Lennar Corp.-Class A	944	39,591
Mohawk Industries, Inc. (a)	280	50,324
Newell Rubbermaid, Inc. (d)	1,029	39,112
Nikon Corp.	1,400	21,306
Panasonic Corp.	1,600	13,466
Persimmon PLC (a)	1,129	34,120
PulteGroup, Inc.	2,514	43,216
Rinnai Corp.	200	17,201
Sekisui Chemical Co., Ltd.	1,200	13,291
Sekisui House Ltd.	1,100	17,902
Sony Corp.	600	12,609
Taylor Wimpey PLC	11,241	28,961
Techtronic Industries Co., Ltd.	4,000	15,230
Toll Brothers, Inc. (a)	1,436	39,418
Whirlpool Corp.	299	46,441

		890,502

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	60	33,151
Expedia, Inc.	342	35,606
Liberty Interactive Corp. QVC Group-Class A (a)	2,076	52,689
Netflix, Inc. (a)	202	18,869
Priceline Group, Inc. (The) (a)	42	53,139
Rakuten, Inc.	1,199	11,406
TripAdvisor, Inc. (a)	475	29,735
Zalando SE (a)(e)	863	26,899

		261,494

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	700	13,950
Hasbro, Inc.	690	52,350
Mattel, Inc. (d)	1,720	55,934
Polaris Industries, Inc. (d)	381	33,494
Sankyo Co., Ltd.	400	14,687
Sega Sammy Holdings, Inc.	1,500	15,862
Shimano, Inc.	100	15,638
Yamaha Corp.	600	16,726

		218,641

Media - 0.7%
Altice NV-Class A (a)	828	11,877
Altice NV-Class B (a)	2,553	37,344
Axel Springer SE	809	40,884
Cablevision Systems Corp.-Class A	489	15,907
CBS Corp.-Class B	1,011	48,912
Charter Communications, Inc.-Class A (a)(d)	246	44,172
Comcast Corp.-Class A	2,053	118,520
Dentsu, Inc.	300	13,944
Discovery Communications, Inc.-Class A (a)(d)	1,559	38,975
Discovery Communications, Inc.-Class C (a)	1,572	38,750
DISH Network Corp.-Class A (a)	753	35,489
Eutelsat Communications SA	1,548	46,881
Hakuhodo DY Holdings, Inc.	1,400	15,819
Interpublic Group of Cos., Inc. (The)	2,468	52,791
ITV PLC	9,289	31,991
JCDecaux SA	1,255	49,226
Kabel Deutschland Holding AG	288	35,638
Lagardere SCA	1,134	32,700
Liberty Global PLC-Class A (a)	1,136	41,850
Liberty Global PLC-Series C (a)	1,743	62,678
Liberty Media Corp.-Class A (a)	1,427	50,830
Liberty Media Corp.-Class C (a)	1,265	44,148
News Corp.-Class A	3,819	41,322
Numericable-SFR SA	832	30,357
Omnicom Group, Inc.	974	75,787
Pearson PLC	3,478	41,312
ProSiebenSat.1 Media SE	633	32,355
Publicis Groupe SA	555	34,394
REA Group Ltd.	409	15,112
RELX NV	2,509	41,215
RELX PLC	3,046	52,410
RTL Group SA (London) (a)	385	32,190

Company	Shares	U.S. $ Value
Schibsted ASA	965	26,489
Schibsted ASA-Class B (a)	995	26,153
Scripps Networks Interactive, Inc.-Class A	987	58,470
SES SA	1,184	31,046
Shaw Communications, Inc.-Class B	3,923	67,935
Singapore Press Holdings Ltd.	5,500	14,544
Sirius XM Holdings, Inc. (a)(d)	15,278	56,834
Sky PLC	2,830	40,872
TEGNA, Inc.	1,730	42,627
Telenet Group Holding NV (a)	911	47,787
Thomson Reuters Corp.	1,880	68,878
Time Warner Cable, Inc.-Class A	552	105,355
Time Warner, Inc.	776	51,371
Toho Co., Ltd./Tokyo	600	14,683
Twenty-First Century Fox, Inc.-Class A	1,954	52,797
Twenty-First Century Fox, Inc.-Class B	1,986	53,940
Viacom, Inc.-Class B	761	28,043
Vivendi SA	1,580	32,774
Walt Disney Co. (The)	470	44,894
Wolters Kluwer NV	1,196	45,063
WPP PLC	2,152	45,326

		2,261,661

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd.-Class A	749	72,818
Dollar General Corp.	891	66,157
Dollar Tree, Inc. (a)	715	57,379
Dollarama, Inc.	676	39,351
Don Quijote Holdings Co., Ltd.	400	13,370
Harvey Norman Holdings Ltd.	5,262	17,899
Isetan Mitsukoshi Holdings Ltd.	1,100	12,787
J Front Retailing Co., Ltd.	1,000	11,667
Kohl’s Corp.	967	45,130
Macy’s, Inc.	1,075	46,451
Marks & Spencer Group PLC	5,408	31,804
Marui Group Co., Ltd.	1,000	13,707
Next PLC	450	42,163
Nordstrom, Inc. (d)	887	45,521
Ryohin Keikaku Co., Ltd.	100	20,371
Takashimaya Co., Ltd.	2,000	16,003
Target Corp.	820	64,329

		616,907

Specialty Retail - 0.4%
ABC-Mart, Inc.	300	17,243
Advance Auto Parts, Inc.	313	46,462
AutoNation, Inc. (a)	932	47,970
AutoZone, Inc. (a)	85	65,838
Bed Bath & Beyond, Inc. (a)	902	43,251
Best Buy Co., Inc.	1,137	36,827
CarMax, Inc. (a)(d)	779	36,037
Dick’s Sporting Goods, Inc.	1,012	42,980
Dixons Carphone PLC	5,244	31,634
Dufry AG (REG) (a)	313	32,658
Foot Locker, Inc.	683	42,688
GameStop Corp.-Class A (d)	906	27,923
Gap, Inc. (The)	1,610	44,517

Company	Shares	U.S. $ Value
Hennes & Mauritz AB-Class B	1,145	37,105
Hikari Tsushin, Inc.	200	14,123
Home Depot, Inc. (The)	564	70,004
Industria de Diseno Textil SA	862	26,597
Kingfisher PLC	9,222	42,599
L Brands, Inc.	558	47,313
Lowe’s Cos., Inc.	912	61,587
Nitori Holdings Co., Ltd.	200	15,361
O’Reilly Automotive, Inc. (a)	208	54,147
Ross Stores, Inc.	1,009	55,475
Sanrio Co., Ltd.	600	11,747
Shimamura Co., Ltd.	100	11,063
Signet Jewelers Ltd.	337	36,531
Sports Direct International PLC (a)	4,419	24,743
Staples, Inc.	3,200	30,240
Tiffany & Co.	670	43,537
TJX Cos., Inc. (The)	895	66,319
Tractor Supply Co.	609	51,503
Ulta Salon Cosmetics & Fragrance, Inc. (a)	259	42,784
USS Co., Ltd.	1,000	15,739
Yamada Denki Co., Ltd.	3,000	14,734

		1,289,279

Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	359	38,262
Asics Corp.	700	12,737
Burberry Group PLC	2,130	38,891
Christian Dior SE	184	32,357
Cie Financiere Richemont SA	442	28,067
Coach, Inc.	1,310	51,011
Gildan Activewear, Inc.	2,096	54,189
Hanesbrands, Inc.	1,629	46,410
Hermes International	111	37,876
HUGO BOSS AG	316	17,973
Kering	155	26,969
Li & Fung Ltd.	24,000	13,606
lululemon athletica, Inc. (a)(d)	617	38,704
Luxottica Group SpA	536	30,597
LVMH Moet Hennessy Louis Vuitton SE	188	31,234
Michael Kors Holdings Ltd. (a)	899	50,928
NIKE, Inc.-Class B	834	51,366
Pandora A/S	256	32,317
PVH Corp.	499	39,496
Ralph Lauren Corp.	394	35,760
Swatch Group AG (The)	86	29,780
Swatch Group AG (The) (REG)	495	34,379
Under Armour, Inc.-Class A (a)(d)	453	37,912
VF Corp.	799	52,023
Yue Yuen Industrial Holdings Ltd.	4,500	15,940

		878,784

		9,219,441

Information Technology - 2.8%
Communications Equipment - 0.2%
Alcatel-Lucent SA (a)	12,941	43,877
Cisco Systems, Inc.	3,558	93,149
F5 Networks, Inc. (a)	731	70,300

Company	Shares	U.S. $ Value
Harris Corp.	1,224	95,497
Juniper Networks, Inc.	2,852	70,444
Motorola Solutions, Inc.	1,566	115,085
Nokia Oyj	6,585	39,886
Palo Alto Networks, Inc. (a)	299	43,292
QUALCOMM, Inc.	1,366	69,379
Telefonaktiebolaget LM Ericsson-Class B	6,367	58,476

		699,385

Electronic Equipment, Instruments & Components - 0.4%
Alps Electric Co., Ltd.	700	11,487
Amphenol Corp.-Class A	1,899	100,780
Arrow Electronics, Inc. (a)	1,424	81,396
Avnet, Inc.	1,993	82,012
CDW Corp./DE	1,749	69,225
Citizen Holdings Co., Ltd.	3,000	16,474
Corning, Inc.	4,180	76,494
Flextronics International Ltd. (a)	7,889	85,674
FLIR Systems, Inc.	3,191	98,793
Hamamatsu Photonics KK	800	19,635
Hexagon AB-Class B	1,729	58,702
Hirose Electric Co., Ltd.	200	22,563
Hitachi High-Technologies Corp.	800	21,253
Hitachi Ltd.	4,000	16,921
Ingenico Group SA	451	45,554
Kyocera Corp.	400	17,612
Murata Manufacturing Co., Ltd.	100	12,000
Nippon Electric Glass Co., Ltd.	4,000	19,024
Omron Corp.	600	15,846
Shimadzu Corp.	1,000	15,572
TDK Corp.	300	15,639
TE Connectivity Ltd.	1,570	89,364
Trimble Navigation Ltd. (a)	2,806	65,268
Yaskawa Electric Corp.	1,600	19,189
Yokogawa Electric Corp.	1,800	17,370

		1,093,847

Internet Software & Services - 0.2%
Akamai Technologies, Inc. (a)	1,246	67,247
Alphabet, Inc.-Class A (a)	110	78,894
Alphabet, Inc.-Class C (a)	112	78,150
eBay, Inc. (a)	2,991	71,186
Facebook, Inc.-Class A (a)	629	67,253
Kakaku.com, Inc.	1,100	19,336
LinkedIn Corp.-Class A (a)	247	28,946
Mixi, Inc.	500	16,761
Twitter, Inc. (a)	1,655	29,989
United Internet AG	1,233	60,042
VeriSign, Inc. (a)(d)	796	67,254
Yahoo Japan Corp.	5,000	19,700
Yahoo!, Inc. (a)	1,802	57,285
Zillow Group, Inc.-Class C (a)(d)	3,151	68,062

		730,105

Company	Shares	U.S. $ Value
IT Services - 0.7%
Accenture PLC-Class A	1,004	100,661
Alliance Data Systems Corp. (a)	318	66,821
Amadeus IT Holding SA-Class A	1,575	63,221
Atos SE	848	61,767
Automatic Data Processing, Inc.	1,449	122,716
Cap Gemini SA	595	49,434
CGI Group, Inc.-Class A (a)	2,196	91,881
Cognizant Technology Solutions Corp.-Class A (a)	1,379	78,575
Computershare Ltd.	2,572	16,657
Fidelity National Information Services, Inc.	1,568	91,336
Fiserv, Inc. (a)	1,102	105,384
FleetCor Technologies, Inc. (a)	534	68,187
Fujitsu Ltd.	4,000	14,634
Gartner, Inc. (a)	1,156	95,254
Global Payments, Inc.	1,186	72,287
International Business Machines Corp.	754	98,797
Itochu Techno-Solutions Corp.	1,100	21,993
MasterCard, Inc.-Class A	1,102	95,786
Nomura Research Institute Ltd.	400	13,651
NTT Data Corp.	400	20,018
Obic Co., Ltd.	400	19,875
Otsuka Corp.	400	19,757
Paychex, Inc.	2,225	114,343
PayPal Holdings, Inc. (a)	1,830	69,796
Sabre Corp.	2,826	76,726
Teradata Corp. (a)	2,228	55,589
Total System Services, Inc.	1,705	74,304
Vantiv, Inc.-Class A (a)	1,793	93,308
Visa, Inc.-Class A	1,263	91,429
Western Union Co. (The)-Class W	4,644	84,799
Xerox Corp.	7,619	73,219

		2,122,205

Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc.	1,270	67,297
Applied Materials, Inc.	4,679	88,293
ARM Holdings PLC	3,734	51,311
ASM Pacific Technology Ltd.	2,800	22,380
ASML Holding NV	573	52,199
Broadcom Ltd.	401	53,722
Infineon Technologies AG	3,396	41,219
Intel Corp.	2,753	81,461
KLA-Tencor Corp.	1,822	123,422
Lam Research Corp.	859	62,965
Linear Technology Corp.	1,891	82,485
Marvell Technology Group Ltd.	4,441	42,412
Maxim Integrated Products, Inc.	1,654	56,005
Microchip Technology, Inc. (d)	1,866	83,018
Micron Technology, Inc. (a)	3,171	33,708
NVIDIA Corp.	1,823	57,169
NXP Semiconductors NV (a)	609	43,385
Qorvo, Inc. (a)	757	34,126
Rohm Co., Ltd.	300	12,802
Skyworks Solutions, Inc.	585	38,873
STMicroelectronics NV	7,132	40,817
Texas Instruments, Inc.	1,647	87,324
Tokyo Electron Ltd.	300	18,083
Xilinx, Inc.	1,518	71,680

		1,346,156

Company	Shares	U.S. $ Value
Software - 0.7%
Activision Blizzard, Inc.	1,739	55,074
Adobe Systems, Inc. (a)	892	75,954
ANSYS, Inc. (a)	1,181	98,047
Autodesk, Inc. (a)	1,186	61,364
CA, Inc.	3,325	97,389
CDK Global, Inc.	1,899	85,246
Citrix Systems, Inc. (a)	923	65,210
Constellation Software, Inc./Canada	175	73,016
Dassault Systemes	956	72,415
Electronic Arts, Inc. (a)	853	54,797
FireEye, Inc. (a)(d)	1,623	27,494
Fortinet, Inc. (a)	1,711	48,592
Gemalto NV	866	54,882
GungHo Online Entertainment, Inc.	7,000	16,689
Intuit, Inc.	945	91,325
Konami Holdings Corp.	900	21,841
Microsoft Corp.	1,742	88,633
Mobileye NV (a)(d)	746	24,215
NetSuite, Inc. (a)(d)	932	56,311
Nexon Co., Ltd.	1,300	19,527
Nintendo Co., Ltd.	100	13,997
Nuance Communications, Inc. (a)	3,980	77,650
Open Text Corp.	2,066	102,720
Oracle Corp.	2,304	84,741
Oracle Corp. Japan	400	19,563
Red Hat, Inc. (a)	963	62,932
Sage Group PLC (The)	9,149	75,494
salesforce.com, Inc. (a)	813	55,081
SAP SE	934	70,427
ServiceNow, Inc. (a)	700	38,493
Splunk, Inc. (a)	1,002	43,687
Symantec Corp.	5,125	98,964
Synopsys, Inc. (a)	2,094	93,706
Tableau Software, Inc.-Class A (a)	495	22,597
Trend Micro, Inc./Japan	500	18,196
VMware, Inc.-Class A (a)(d)	1,102	55,640
Workday, Inc.-Class A (a)	744	44,975

		2,166,884

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	709	68,553
BlackBerry Ltd. (a)	5,802	45,284
Brother Industries Ltd.	1,800	19,661
Canon, Inc.	1,000	28,185
EMC Corp./MA	4,003	104,598
FUJIFILM Holdings Corp.	600	22,488
Hewlett Packard Enterprise Co.	5,041	66,894
HP, Inc.	5,815	62,162
Konica Minolta, Inc.	2,000	16,769
NEC Corp.	7,000	17,727
NetApp, Inc.	2,577	64,013

Company	Shares	U.S. $ Value
Ricoh Co., Ltd.	2,400	23,702
SanDisk Corp.	547	39,526
Seagate Technology PLC (d)	1,445	45,315
Seiko Epson Corp.	1,300	20,901
Western Digital Corp.	897	39,046

		684,824

		8,843,406

Health Care - 2.8%
Biotechnology - 0.3%
AbbVie, Inc.	1,315	71,812
Actelion Ltd. (REG) (a)	723	100,149
Alexion Pharmaceuticals, Inc. (a)	309	43,507
Alkermes PLC (a)	604	19,491
Alnylam Pharmaceuticals, Inc. (a)	311	18,215
Amgen, Inc.	481	68,437
Baxalta, Inc.	1,824	70,261
Biogen, Inc. (a)	225	58,370
BioMarin Pharmaceutical, Inc. (a)	450	36,842
Celgene Corp. (a)	584	58,885
CSL Ltd.	555	40,584
Gilead Sciences, Inc.	688	60,028
Grifols SA	3,932	85,717
Incyte Corp. (a)	315	23,153
Ionis Pharmaceuticals, Inc. (a)(d)	656	22,671
Medivation, Inc. (a)	848	30,333
Regeneron Pharmaceuticals, Inc. (a)	109	41,858
United Therapeutics Corp. (a)	341	41,582
Vertex Pharmaceuticals, Inc. (a)	409	34,965

		926,860

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	2,068	80,114
Baxter International, Inc.	2,517	99,447
Becton Dickinson and Co.	792	116,780
Boston Scientific Corp. (a)	4,477	76,019
Cochlear Ltd.	598	43,651
Coloplast A/S-Class B	1,333	100,729
Cooper Cos., Inc. (The)	650	92,924
CR Bard, Inc.	523	100,615
DENTSPLY International, Inc.	1,702	103,754
Edwards Lifesciences Corp. (a)	936	81,432
Essilor International SA	737	87,544
Getinge AB-Class B	4,082	90,372
Hologic, Inc. (a)	1,985	68,741
Hoya Corp.	1,000	36,137
Intuitive Surgical, Inc. (a)	151	85,022
Medtronic PLC	1,422	110,049
Olympus Corp.	900	32,815
ResMed, Inc.	1,590	90,487
Smith & Nephew PLC	6,983	113,319
Sonova Holding AG (REG)	996	119,274
St Jude Medical, Inc.	1,525	81,877
Stryker Corp.	1,160	115,861

Company	Shares	U.S. $ Value
Sysmex Corp.	700	43,176
Terumo Corp.	1,400	47,830
Varian Medical Systems, Inc. (a)	1,220	95,428
William Demant Holding A/S (a)	1,045	90,773
Zimmer Biomet Holdings, Inc.	966	93,518

		2,297,688

Health Care Providers & Services - 0.6%
Aetna, Inc.	658	71,479
Alfresa Holdings Corp.	2,100	37,991
AmerisourceBergen Corp.-Class A	944	81,769
Anthem, Inc.	601	78,545
Cardinal Health, Inc.	1,193	97,468
Centene Corp. (a)	1,007	57,359
Cigna Corp.	620	86,558
DaVita HealthCare Partners, Inc. (a)	1,690	111,489
Envision Healthcare Holdings, Inc. (a)	1,918	42,177
Express Scripts Holding Co. (a)	1,123	79,037
Fresenius Medical Care AG & Co. KGaA	1,171	98,318
Fresenius SE & Co. KGaA	1,229	80,722
HCA Holdings, Inc. (a)	932	64,504
Healthscope Ltd.	22,228	39,256
Henry Schein, Inc. (a)	766	126,735
Humana, Inc.	349	61,763
Laboratory Corp. of America Holdings (a)	829	91,057
McKesson Corp.	499	77,654
Medipal Holdings Corp.	2,400	36,780
MEDNAX Inc (a)	1,098	73,610
Miraca Holdings, Inc.	900	38,776
Patterson Cos., Inc.	2,505	108,817
Quest Diagnostics, Inc.	1,371	91,213
Ramsay Health Care Ltd.	860	40,552
Ryman Healthcare Ltd.	7,235	38,190
Sonic Healthcare Ltd.	2,779	36,509
Suzuken Co., Ltd./Aichi Japan	1,100	35,747
UnitedHealth Group, Inc.	718	85,514
Universal Health Services, Inc.-Class B	569	62,801

		2,032,390

Health Care Technology - 0.1%
Cerner Corp. (a)	1,400	71,484
IMS Health Holdings, Inc. (a)	2,839	73,189
M3, Inc.	1,900	45,228

		189,901

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	1,775	66,296
Illumina, Inc. (a)	318	47,776
Lonza Group AG (REG) (a)	637	96,455
Mettler-Toledo International, Inc. (a)	277	87,230
QIAGEN NV (a)	3,543	75,110
Quintiles Transnational Holdings, Inc. (a)	1,202	75,377
Thermo Fisher Scientific, Inc.	759	98,055
Waters Corp. (a)	705	84,819

		631,118

Company	Shares	U.S. $ Value
Pharmaceuticals - 0.9%
Allergan PLC (a)	607	176,097
Astellas Pharma, Inc.	3,400	48,919
AstraZeneca PLC	1,691	96,145
Bayer AG	756	78,373
Bristol-Myers Squibb Co.	1,284	79,518
Chugai Pharmaceutical Co., Ltd.	1,100	32,583
Daiichi Sankyo Co., Ltd.	2,000	41,757
Eisai Co., Ltd.	600	36,982
Eli Lilly & Co.	1,048	75,456
Endo International PLC (a)	772	32,277
Galenica AG	69	103,413
GlaxoSmithKline PLC	6,366	123,373
Hisamitsu Pharmaceutical Co., Inc.	1,000	43,661
Jazz Pharmaceuticals PLC (a)	365	44,377
Johnson & Johnson	1,315	138,351
Kyowa Hakko Kirin Co., Ltd.	2,000	29,769
Mallinckrodt PLC (a)	442	28,743
Merck & Co., Inc.	2,031	101,976
Merck KGaA	1,074	91,029
Mitsubishi Tanabe Pharma Corp.	2,400	43,099
Mylan NV (a)	1,153	51,966
Novartis AG (REG)	1,513	107,769
Novo Nordisk A/S-Class B	1,516	78,051
Ono Pharmaceutical Co., Ltd.	300	55,548
Orion Oyj-Class B	3,043	102,813
Otsuka Holdings Co., Ltd.	1,200	42,413
Perrigo Co. PLC	456	57,570
Pfizer, Inc.	3,027	89,811
Roche Holding AG	417	106,925
Sanofi	1,107	87,717
Santen Pharmaceutical Co., Ltd.	2,500	38,385
Shionogi & Co., Ltd.	900	38,590
Shire PLC	1,597	83,315
Sumitomo Dainippon Pharma Co., Ltd.	3,500	39,697
Taisho Pharmaceutical Holdings Co., Ltd.	600	47,344
Takeda Pharmaceutical Co., Ltd.	1,100	52,362
UCB SA	1,169	86,507
Valeant Pharmaceuticals International, Inc. (a)	200	13,967
Zoetis, Inc.	1,917	78,712

		2,705,360

		8,783,317

Materials - 2.3%
Chemicals - 1.2%
Agrium, Inc. (Toronto)	1,210	104,196
Air Liquide SA	543	56,528
Air Products & Chemicals, Inc.	819	108,493
Air Water, Inc.	2,000	28,318
Airgas, Inc.	1,610	227,847
Akzo Nobel NV	849	49,850
Albemarle Corp.	1,748	98,273
Arkema SA	599	36,571
Asahi Kasei Corp.	4,000	22,636

Company	Shares	U.S. $ Value
Ashland, Inc.	1,090	103,866
Axalta Coating Systems Ltd. (a)	2,806	72,844
BASF SE	712	46,165
Celanese Corp.-Series A	1,305	78,744
CF Industries Holdings, Inc.	1,549	56,476
Chr Hansen Holding A/S	697	43,013
Croda International PLC	972	39,987
Daicel Corp.	1,900	24,244
Dow Chemical Co. (The)	1,496	72,721
Eastman Chemical Co.	1,397	89,617
Ecolab, Inc.	1,222	125,316
EI du Pont de Nemours & Co.	1,346	81,931
EMS-Chemie Holding AG (REG)	106	49,153
Evonik Industries AG	1,720	51,672
FMC Corp.	2,211	83,222
FUCHS PETROLUB SE (Preference Shares)	1,337	54,641
Givaudan SA (REG)	40	74,693
Hitachi Chemical Co., Ltd.	1,700	27,665
Incitec Pivot Ltd.	9,672	20,018
International Flavors & Fragrances, Inc.	1,094	112,999
Johnson Matthey PLC	1,541	54,414
JSR Corp.	1,800	25,233
K&S AG (REG)	1,511	31,585
Kaneka Corp.	3,000	22,466
Kansai Paint Co., Ltd.	1,800	24,701
Koninklijke DSM NV	1,065	52,390
Kuraray Co., Ltd.	2,400	26,243
LANXESS AG	1,009	41,764
Linde AG	458	63,409
LyondellBasell Industries NV-Class A	937	75,157
Methanex Corp.	1,853	58,617
Mitsubishi Chemical Holdings Corp.	4,400	22,201
Mitsubishi Gas Chemical Co., Inc.	5,000	23,333
Mitsui Chemicals, Inc.	8,000	26,139
Monsanto Co.	1,322	118,967
Mosaic Co. (The)	2,250	59,962
Nippon Paint Holdings Co., Ltd.	1,200	24,020
Nitto Denko Corp.	400	21,188
Novozymes A/S-Class B	1,201	51,487
OCI NV (a)	1,715	31,124
Orica Ltd.	2,500	25,358
Potash Corp. of Saskatchewan, Inc.	4,588	77,755
PPG Industries, Inc.	1,232	118,925
Praxair, Inc.	1,229	125,100
Sherwin-Williams Co. (The)	417	112,798
Shin-Etsu Chemical Co., Ltd.	600	30,127
Sika AG	22	83,543
Solvay SA	523	48,305
Sumitomo Chemical Co., Ltd.	5,000	21,894
Symrise AG	1,010	64,403
Syngenta AG (REG)	113	45,254
Taiyo Nippon Sanso Corp.	3,100	28,191
Teijin Ltd.	8,000	25,773
Toray Industries, Inc.	3,000	23,969
Umicore SA	1,401	63,207
Westlake Chemical Corp.	1,371	59,117
Yara International ASA	1,234	47,820

		3,897,638

Company	Shares	U.S. $ Value
Construction Materials - 0.1%
Boral Ltd.	6,813	28,312
CRH PLC	1,643	42,144
Fletcher Building Ltd.	5,779	27,150
HeidelbergCement AG	691	50,549
Imerys SA	1,006	60,866
James Hardie Industries PLC	2,496	31,731
LafargeHolcim Ltd. (REG) (a)	954	37,535
Martin Marietta Materials, Inc.	603	86,000
Taiheiyo Cement Corp.	9,000	19,126
Vulcan Materials Co.	864	85,130

		468,543

Containers & Packaging - 0.3%
Amcor Ltd./Australia	2,825	28,168
Avery Dennison Corp.	1,923	125,226
Ball Corp.	1,080	71,528
CCL Industries, Inc.-Class H	434	66,380
Crown Holdings, Inc. (a)	2,336	109,442
International Paper Co.	2,701	96,426
Packaging Corp. of America	1,637	79,395
Rexam PLC	11,666	98,780
Sealed Air Corp.	2,615	119,584
Toyo Seikan Group Holdings Ltd.	1,200	20,395
WestRock Co.	1,912	64,568

		879,892

Metals & Mining - 0.6%
Agnico Eagle Mines Ltd.	2,230	78,470
Alcoa, Inc.	7,067	63,108
Alumina Ltd.	33,943	32,494
Anglo American PLC	3,774	25,042
Antofagasta PLC	4,761	32,501
ArcelorMittal (Euronext Amsterdam)	3,846	14,921
Barrick Gold Corp. (Toronto)	7,394	102,740
BHP Billiton Ltd.	2,136	24,084
BHP Billiton PLC	2,975	29,924
Boliden AB	1,953	29,250
Eldorado Gold Corp.	12,693	37,995
First Quantum Minerals Ltd.	7,085	25,816
Fortescue Metals Group Ltd.	20,801	30,189
Franco-Nevada Corp.	1,829	109,159
Freeport-McMoRan, Inc. (d)	3,910	29,833
Fresnillo PLC	4,631	64,207
Glencore PLC (a)	12,481	22,912
Goldcorp, Inc.	5,299	76,136
Hitachi Metals Ltd.	2,100	22,344
Iluka Resources Ltd.	7,293	34,891
JFE Holdings, Inc.	1,400	16,755
Kinross Gold Corp. (a)	18,830	55,112
Kobe Steel Ltd.	27,000	20,769
Maruichi Steel Tube Ltd.	1,000	27,199
Mitsubishi Materials Corp.	8,000	22,520
Newcrest Mining Ltd. (a)	3,086	38,743
Newmont Mining Corp.	2,928	75,630
Nippon Steel & Sumitomo Metal Corp.	1,300	22,435
Norsk Hydro ASA	10,611	42,130
Nucor Corp.	2,505	98,547

Company	Shares	U.S. $ Value
Randgold Resources Ltd.	717	65,132
Rio Tinto Ltd.	867	24,876
Rio Tinto PLC	1,143	30,064
Silver Wheaton Corp.	4,632	73,058
South32 Ltd. (a)	36,785	32,732
Sumitomo Metal Mining Co., Ltd.	2,000	21,494
Teck Resources Ltd.-Class B	8,897	51,488
ThyssenKrupp AG	2,121	35,833
Turquoise Hill Resources Ltd. (a)	13,284	29,356
voestalpine AG	1,498	43,245
Yamana Gold, Inc.	14,299	40,477

		1,753,611

Paper & Forest Products - 0.1%
Mondi PLC	3,341	59,608
Oji Holdings Corp.	7,000	26,450
Stora Enso Oyj-Class R	5,274	43,423
UPM-Kymmene Oyj	2,832	47,905
West Fraser Timber Co., Ltd.	2,082	64,368

		241,754

		7,241,438

Energy - 2.1%
Energy Equipment & Services - 0.2%
Amec Foster Wheeler PLC	9,936	52,341
Baker Hughes, Inc.	1,325	56,803
Cameron International Corp. (a)	1,006	65,953
Core Laboratories NV (d)	448	47,013
Ensco PLC-Class A (d)	2,335	20,244
FMC Technologies, Inc. (a)	1,926	47,245
Halliburton Co.	1,355	43,739
Helmerich & Payne, Inc. (d)	860	45,554
National Oilwell Varco, Inc.	1,605	46,978
Oceaneering International, Inc.	1,400	38,668
Petrofac Ltd.	5,775	72,268
Saipem SpA (a)	7,388	3,036
Schlumberger Ltd.	929	66,628
Technip SA	1,471	72,879
Tenaris SA	7,896	85,685
Transocean Ltd. (Zurich)	6,288	54,274
Weatherford International PLC (a)	2,542	16,269

		835,577

Oil, Gas & Consumable Fuels - 1.9%
AltaGas Ltd.	3,934	93,538
Anadarko Petroleum Corp.	912	34,610
Antero Resources Corp. (a)(d)	1,631	37,268
Apache Corp.	1,072	41,036
ARC Resources Ltd.	2,894	38,394
BP PLC	19,496	94,618
Cabot Oil & Gas Corp.	1,965	39,555
California Resources Corp.	94	53
Caltex Australia Ltd.	1,533	39,818
Cameco Corp.	5,200	62,953
Canadian Natural Resources Ltd.	2,461	51,439
Canadian Oil Sands Ltd.	6,060	41,475

Company	Shares	U.S. $ Value
Cenovus Energy, Inc.	3,744	42,836
Cheniere Energy, Inc. (a)	829	29,637
Chesapeake Energy Corp. (d)	2,156	5,627
Chevron Corp.	715	59,660
China Petroleum & Chemical Corp.-Class H	1,076,000	610,448
China Shenhua Energy Co., Ltd.-Class H	454,000	637,331
Cimarex Energy Co.	496	41,679
Columbia Pipeline Group, Inc.	3,023	54,868
Concho Resources, Inc. (a)	481	43,405
ConocoPhillips	1,182	39,987
Continental Resources, Inc./OK (a)(d)	1,039	24,084
Crescent Point Energy Corp.	3,376	41,146
Devon Energy Corp.	1,225	24,108
Enbridge, Inc.	2,188	77,284
Encana Corp.	5,421	23,439
Energen Corp.	861	22,799
Eni SpA	7,378	103,183
EOG Resources, Inc.	722	46,742
EQT Corp.	1,079	60,144
Exxon Mobil Corp.	1,005	80,551
Galp Energia SGPS SA	7,790	85,438
Hess Corp.	994	43,338
HollyFrontier Corp.	1,292	43,695
Husky Energy, Inc.	3,109	33,893
Idemitsu Kosan Co., Ltd.	2,300	34,816
Imperial Oil Ltd.	2,422	77,314
Inpex Corp.	5,100	36,768
Inter Pipeline Ltd.	4,352	79,835
JX Holdings, Inc.	12,700	49,331
Keyera Corp.	2,503	69,392
Kinder Morgan, Inc./DE	2,123	38,405
Koninklijke Vopak NV	2,891	131,590
Lundin Petroleum AB (a)	5,728	89,019
Marathon Oil Corp.	2,498	20,509
Marathon Petroleum Corp.	1,119	38,326
MEG Energy Corp. (a)	4,204	13,206
Murphy Oil Corp. (d)	1,767	30,357
Neste Oyj	3,315	103,779
Noble Energy, Inc.	1,441	42,510
Occidental Petroleum Corp.	1,000	68,820
Oil Search Ltd.	8,378	39,624
OMV AG	3,841	100,793
ONEOK, Inc.	1,861	44,664
Origin Energy Ltd.	11,006	34,577
Pembina Pipeline Corp.	3,361	83,789
Petroleo Brasileiro SA (ADR) (a)(d)	97,720	351,792
Peyto Exploration & Development Corp.	3,408	70,125
Phillips 66	823	65,338
Pioneer Natural Resources Co.	344	41,462
PrairieSky Royalty Ltd.	2,968	48,326
Range Resources Corp. (d)	1,154	27,384
Repsol SA	6,563	67,533
Royal Dutch Shell PLC-Class A	6,857	156,193
Royal Dutch Shell PLC-Class B	4,490	101,948
Santos Ltd.	6,032	14,101
Seven Generations Energy Ltd. (a)	3,579	41,081
Showa Shell Sekiyu KK	4,300	33,619
Southwestern Energy Co. (a)(d)	3,268	18,889

Company	Shares	U.S. $ Value
Spectra Energy Corp.	2,375	69,350
Statoil ASA	6,557	95,452
Suncor Energy, Inc. (Toronto)	2,686	65,671
Tesoro Corp.	549	44,293
TonenGeneral Sekiyu KK	5,000	37,948
TOTAL SA	2,188	98,067
Tourmaline Oil Corp. (a)	2,659	49,033
TransCanada Corp.	2,861	104,988
Valero Energy Corp.	847	50,888
Veresen, Inc.	8,491	49,892
Vermilion Energy, Inc.	1,837	49,964
Whiting Petroleum Corp. (a)(d)	1,549	6,212
Williams Cos., Inc. (The)	799	12,776
Woodside Petroleum Ltd.	1,960	35,220

		5,885,048

		6,720,625

Utilities - 2.0%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	1,932	119,301
AusNet Services	37,003	38,609
Cheung Kong Infrastructure Holdings Ltd.	5,000	51,056
Chubu Electric Power Co., Inc.	3,300	43,502
Chugoku Electric Power Co., Inc. (The)	2,400	32,079
CLP Holdings Ltd.	5,000	43,555
Contact Energy Ltd.	12,774	37,655
Duke Energy Corp.	1,600	118,848
Edison International	1,714	116,826
EDP-Energias de Portugal SA	21,862	67,706
Electricite de France SA	4,302	45,323
Endesa SA	4,394	79,198
Enel SpA	16,536	66,085
Entergy Corp.	1,407	101,599
Eversource Energy	1,976	107,297
Exelon Corp.	3,059	96,328
FirstEnergy Corp.	2,904	97,197
Fortis, Inc./Canada	3,632	100,692
Fortum Oyj	4,175	55,319
Hokuriku Electric Power Co.	2,800	41,739
Iberdrola SA	12,852	82,795
Kansai Electric Power Co., Inc. (The) (a)	2,800	30,765
Kyushu Electric Power Co., Inc. (a)	3,300	33,183
Mighty River Power Ltd.	21,804	37,891
NextEra Energy, Inc.	1,142	128,840
OGE Energy Corp.	3,485	86,707
Pepco Holdings, Inc.	664	17,384
Pinnacle West Capital Corp.	1,853	127,542
Power Assets Holdings Ltd.	4,500	42,590
PPL Corp.	3,160	110,568
Red Electrica Corp. SA	1,168	92,369
Shikoku Electric Power Co., Inc.	2,700	38,764
Southern Co. (The)	2,721	131,098
SSE PLC	4,821	92,341
Terna Rete Elettrica Nazionale SpA	21,000	109,268
Tohoku Electric Power Co., Inc.	3,100	39,624
Tokyo Electric Power Co., Inc. (a)	6,700	33,938
Xcel Energy, Inc.	3,098	122,495

		2,818,076

Company	Shares	U.S. $ Value
Gas Utilities - 0.2%
AGL Resources, Inc.	3,222	208,302
APA Group	6,499	40,290
Enagas SA	3,479	97,655
Gas Natural SDG SA	3,610	62,866
Hong Kong & China Gas Co., Ltd.	20,080	35,290
Osaka Gas Co., Ltd.	13,000	49,544
Snam SpA	24,170	130,252
Toho Gas Co., Ltd.	6,000	41,824
Tokyo Gas Co., Ltd.	12,000	55,389

		721,412

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	6,826	66,895
Calpine Corp. (a)	2,953	37,090
Electric Power Development Co., Ltd.	1,203	37,139
Enel Green Power SpA	35,673	69,103
Meridian Energy Ltd.	26,115	42,560
NRG Energy, Inc.	2,443	26,335

		279,122

Multi-Utilities - 0.7%
AGL Energy Ltd.	3,253	42,457
Alliant Energy Corp.	1,949	132,434
Ameren Corp.	2,086	97,938
Atco Ltd./Canada-Class I	3,230	85,632
Canadian Utilities Ltd.-Class A	3,889	93,560
CenterPoint Energy, Inc.	5,563	103,639
Centrica PLC	26,601	76,494
CMS Energy Corp.	2,552	100,957
Consolidated Edison, Inc.	1,805	126,368
Dominion Resources, Inc./VA	1,798	125,716
DTE Energy Co.	1,353	113,814
DUET Group	23,246	37,624
E.ON SE	4,560	41,201
Engie SA	3,781	58,516
National Grid PLC	7,388	98,673
PG&E Corp.	1,972	111,872
Public Service Enterprise Group, Inc.	2,556	109,039
RWE AG	2,665	30,199
SCANA Corp.	1,694	110,144
Sempra Energy	1,007	97,186
Suez Environnement Co.	3,309	57,159
United Utilities Group PLC	8,180	104,889
Veolia Environnement SA	2,829	63,886
WEC Energy Group, Inc.	1,979	111,517

		2,130,914

Water Utilities - 0.1%
American Water Works Co., Inc.	1,946	126,140
Severn Trent PLC	3,641	107,692

		233,832

		6,183,356

Company	Shares	U.S. $ Value
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	4,115	152,049
BCE, Inc.	4,010	173,204
BT Group PLC	10,796	72,702
CenturyLink, Inc.	2,865	87,640
Deutsche Telekom AG (REG)	3,490	58,377
Elisa Oyj	2,048	72,976
Frontier Communications Corp.	10,326	55,864
HKT Trust & HKT Ltd.-Class SS	17,000	23,561
Iliad SA	233	57,077
Inmarsat PLC	3,368	45,671
Koninklijke KPN NV	11,705	43,133
Level 3 Communications, Inc. (a)	1,500	72,825
Nippon Telegraph & Telephone Corp.	700	29,643
Orange SA	3,090	53,520
PCCW Ltd.	36,000	22,770
Proximus SADP	2,136	67,214
SBA Communications Corp.-Class A (a)	803	76,197
Singapore Telecommunications Ltd.	7,900	20,787
Spark New Zealand Ltd.	10,041	22,672
Swisscom AG (REG)	185	90,145
TDC A/S	8,022	34,036
Telecom Italia SpA (ordinary shares) (a)	32,878	31,947
Telecom Italia SpA (savings shares)	34,582	26,675
Telefonica Deutschland Holding AG	15,064	72,796
Telefonica SA	5,387	53,715
Telenor ASA	3,729	55,670
TeliaSonera AB	12,147	55,778
Telstra Corp., Ltd.	5,576	20,844
TELUS Corp.	4,736	137,950
TPG Telecom Ltd.	2,937	21,947
Verizon Communications, Inc.	2,934	148,842

		1,958,227

Wireless Telecommunication Services - 0.2%
KDDI Corp.	900	22,993
Millicom International Cellular SA	960	45,983
NTT DOCOMO, Inc.	1,300	30,260
Rogers Communications, Inc.-Class B	4,191	155,126
SoftBank Group Corp.	400	19,656
Sprint Corp. (a)(d)	8,998	30,953
StarHub Ltd.	8,400	20,364
T-Mobile US, Inc. (a)	1,924	71,380
Tele2 AB-Class B	7,017	57,948
Vodafone Group PLC	24,360	73,881

		528,544

		2,486,771

Total Common Stocks (cost $98,233,144)		88,640,791

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 5.4%
United States - 5.4%
U.S. Treasury Inflation Index
0.375%, 7/15/25 (TIPS) (cost $16,603,599)	U.S.$	16,798	16,918,578

GOVERNMENTS-TREASURIES - 5.2%
United States - 5.2%
U.S. Treasury Bonds
3.00%, 5/15/45 (f) (cost $14,793,029)		15,122	16,317,576

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%
GSE Risk Share Floating Rate - 4.7%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C03, Class 1M2
5.436%, 7/25/25 (g)		1,430	1,325,034
Series 2015-C03, Class 2M2
5.436%, 7/25/25 (g)		8,745	8,111,466
Series 2015-C04, Class 1M2
6.136%, 4/25/28 (g)		2,141	2,030,560
Series 2015-C04, Class 2M2
5.986%, 4/25/28 (g)		3,246	3,064,966

Total Collateralized Mortgage Obligations (cost $15,598,212)			14,532,026

	Shares
INVESTMENT COMPANIES - 3.4%
Funds and Investment Trusts - 3.4%
iShares Core MSCI Emerging Markets ETF		176,520	6,527,710
iShares MSCI Switzerland Capped ETF (d)		143,506	4,065,525

Total Investment Companies (cost $11,522,699)			10,593,235

	Principal Amount (000)
CORPORATES-NON-INVESTMENT GRADE - 3.2%
Financial Institutions - 3.2%
Banking - 3.2%
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (h) (cost $10,801,588)	U.S.$	10,300	10,016,750

	Shares
PREFERRED STOCKS - 1.8%
Financials - 1.8%
Real Estate Investment Trusts (REITs) - 1.8%
Apartment Investment & Management Co.
6.875% (d)		42,000	1,100,400

Company	Shares		U.S. $ Value
Hersha Hospitality Trust
Series C
6.875% (d)		60,000	1,528,800
Pebblebrook Hotel Trust
6.50% (d)		65,950	1,668,535
Sabra Health Care REIT, Inc.
Series A
7.125%		53,175	1,341,073

Total Preferred Stocks (cost $5,528,125)			5,638,808

	Principal Amount (000)
GOVERNMENTS-SOVEREIGN BONDS - 0.4%
Mexico - 0.4%
Mexico Government International Bond
4.125%, 1/21/26 (cost $1,170,231)	U.S.$	1,174	1,207,459

GOVERNMENTS-SOVEREIGN AGENCIES - 0.1%
Brazil - 0.1%
Petrobras Global Finance BV
5.625%, 5/20/43 (cost $506,165)		768	446,170

	Contracts
OPTIONS PURCHASED-CALLS - 0.1%
Options on Forward Contracts - 0.1%
USD/JPY
Expiration: Mar 2016, Exercise Price: $115.00 (a)(i)		6,280,000	24,065
USD/JPY
Expiration: Mar 2016, Exercise Price: $115.00 (a)(i)		6,260,000	23,988
USD/TWD
Expiration: May 2016, Exercise Price: $33.65 (a)(i)		25,600,000	277,786

Total Options Purchased-Calls (premiums paid $439,074)			325,839

	Principal Amount (000)
CORPORATES-INVESTMENT GRADE - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
Standard Chartered PLC
6.409%, 1/30/17 (e)(h) (cost $301,646)	U.S.$	300	289,500

Company	Contracts		U.S. $ Value
OPTIONS PURCHASED-PUTS - 0.1%
Options on Forward Contracts - 0.1%
EUR/USD
Expiration: Mar 2016, Exercise Price: $1.10 (a)(i)		12,400,000	141,397

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Mar 2016, Exercise Price: $191.00 (a)(j)		37	10,101

Total Options Purchased-Puts (premiums paid $78,938)			151,498

	Shares
RIGHTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Safeway, Inc., expiring 2/02/19 (a)		620	30
Safeway, Inc., expiring 2/02/17 (a)		620	629

			659

Financials - 0.0%
Banks - 0.0%
Banco Popular Espanol SA, expiring 3/10/16 (a)		4,798	110

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enel Green Power SpA, expiring 3/21/16 (a)		35,673	2

Total Rights (cost $763)			771

SHORT-TERM INVESTMENTS - 43.0%
Investment Companies - 37.2%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.40% (k)(l) (cost $115,877,504)		115,877,504	115,877,504

	Principal Amount (000)
U.S. Treasury Bills - 5.8%
U.S. Treasury Bill
Zero Coupon, 3/17/16-5/19/16 (Cost $17,989,899)	U.S.$	18,000	17,989,899

Total Short-Term Investments (cost $133,867,403)			133,867,403

Total Investments Before Security Lending Collateral for Securities Loaned - 95.9% (cost $309,444,616)			298,946,404

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
Investment Companies - 1.8%
AB Exchange Reserves - Class I, 0.41% (k)(l) (Cost $5,524,579)	5,524,579	5,524,579

Total Investments - 97.7% (cost $314,969,195) (m)		304,470,983
Other assets less liabilities - 2.3% (n)		7,268,827

Net Assets - 100.0%		$311,739,810

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	606	March 2016	$55,045,941	$57,023,839	$1,977,898
Amsterdam Index Futures	25	March 2016	2,223,894	2,323,105	99,211
Brent Crude Futures	13	June 2016	641,766	499,980	(141,786)
Cattle Feeder Futures	4	March 2016	330,800	316,300	(14,500)
Cocoa Futures	21	May 2016	583,193	620,550	37,357
Coffee ‘C’ Futures	7	May 2016	310,503	302,006	(8,497)
Coffee Robusta Futures	31	May 2016	448,323	438,030	(10,293)
Corn Futures	78	May 2016	1,438,268	1,392,300	(45,968)
Cotton No. 2 Futures	24	May 2016	703,061	678,000	(25,061)
DAX Index Futures	21	March 2016	5,709,257	5,405,094	(304,163)
Euro-CAC40 10 Futures	124	March 2016	5,658,953	5,871,238	212,285
FTSE 100 Index Futures	18	March 2016	1,478,153	1,517,855	39,702
FTSE MIB Index Futures	24	March 2016	2,665,301	2,295,974	(369,327)
Gasoline RBOB Futures	12	July 2016	617,833	673,092	55,259
Gold 100 Oz Futures	176	April 2016	21,705,995	21,725,440	19,445
IBEX 35 Index Futures	20	March 2016	1,773,798	1,833,550	59,752
KC HRW Wheat Futures	41	May 2016	944,208	937,875	(6,333)
Lean Hogs Futures	21	April 2016	582,162	587,790	5,628
Live Cattle Futures	20	June 2016	1,040,060	1,009,400	(30,660)
LME Copper Futures	5	March 2016	558,325	588,187	29,862
LME Lead Futures	11	March 2016	445,598	481,869	36,271
LME Nickel Futures	14	March 2016	730,952	713,664	(17,288)
LME PRI Aluminum Futures	21	March 2016	770,147	825,431	55,284
LME Zinc Futures	28	March 2016	1,085,585	1,233,925	148,340
Low SU Gas Oil Futures	14	April 2016	441,025	462,000	20,975
Mini MSCI EAFE Futures	42	March 2016	3,523,248	3,244,500	(278,748)
Natural Gas Futures	19	March 2016	377,957	325,090	(52,867)
Nikkei 225 (CME) Futures	38	March 2016	3,335,454	3,040,950	(294,504)
NY Harbor USLD Futures	11	March 2016	681,876	505,289	(176,587)
OMXS 30 Index Futures	107	March 2016	1,655,412	1,701,820	46,408
Palladium Futures	19	June 2016	957,759	941,735	(16,024)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2016	Unrealized Appreciation/ (Depreciation)
Platinum Futures	24	April 2016	$1,044,864	$1,121,160	$76,296
Russell 2000 Mini Futures	155	March 2016	17,608,800	15,991,350	(1,617,450)
S&P TSX 60 Index Futures	7	March 2016	778,878	780,089	1,211
Silver Futures	17	May 2016	1,310,513	1,268,030	(42,483)
Soybean Futures	38	May 2016	1,677,011	1,635,900	(41,111)
Soybean Meal Futures	32	May 2016	853,255	840,000	(13,255)
Soybean Oil Futures	45	May 2016	863,485	833,490	(29,995)
Sugar 11 (World) Futures	9	April 2016	128,367	144,749	16,382
Sugar 11 (World) Futures	27	June 2016	424,050	429,408	5,358
TOPIX Index Futures	158	March 2016	21,371,148	18,048,335	(3,322,813)
U.S. T-Note 10 Yr (CBT) Futures	444	June 2016	57,868,430	57,948,937	80,507
U.S. T-Note 5 Yr (CBT) Futures	29	June 2016	3,510,403	3,508,547	(1,856)
U.S. Ultra Bond (CBT) Futures	122	June 2016	21,218,678	21,125,062	(93,616)
Wheat (CBT) Futures	34	May 2016	801,276	770,525	(30,751)
WTI Crude Futures	13	June 2016	602,650	491,270	(111,380)
Sold Contracts
Bcom Commodity Index Futures	395	March 2016	2,883,077	3,005,950	(122,873)
Cattle Feeder Futures	4	April 2016	310,415	318,150	(7,735)
EURO STOXX 50 Index Futures	472	March 2016	14,185,993	15,065,075	(879,082)
H-Shares Index Futures	66	March 2016	3,510,086	3,366,589	143,497
LME Nickel Futures	5	March 2016	260,003	254,880	5,123
LME PRI Aluminum Futures	18	March 2016	661,228	707,513	(46,285)
S&P 500 E Mini Index Futures	92	March 2016	8,601,251	8,875,700	(274,449)

					$(5,255,689)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	1,861	USD	2,833	3/18/16	$242,266
Bank of America, NA	JPY	98,290	USD	817	3/18/16	(54,975)
Bank of America, NA	USD	3,532	CZK	87,036	3/18/16	(33,281)
Bank of America, NA	GBP	4,479	USD	6,236	5/18/16	365
Barclays Bank PLC	CHF	4,064	USD	4,055	3/18/16	(18,244)
Barclays Bank PLC	CNY	11,767	USD	1,803	3/18/16	7,358
Barclays Bank PLC	EUR	2,005	TRY	6,283	3/18/16	(73,618)
Barclays Bank PLC	EUR	744	USD	818	3/18/16	8,665
Barclays Bank PLC	GBP	2,451	USD	3,602	3/18/16	190,253
Barclays Bank PLC	INR	74,145	USD	1,100	3/18/16	16,807
Barclays Bank PLC	JPY	526,771	USD	4,465	3/18/16	(209,198)
Barclays Bank PLC	NOK	29,785	USD	3,322	3/18/16	(100,080)
Barclays Bank PLC	SEK	26,851	USD	3,174	3/18/16	35,776
Barclays Bank PLC	USD	46,243	CNY	305,479	3/18/16	368,671
Barclays Bank PLC	USD	3,191	INR	214,791	3/18/16	(53,895)
Barclays Bank PLC	USD	8,276	JPY	973,345	3/18/16	360,282
Barclays Bank PLC	USD	2,423	TRY	7,076	3/18/16	(47,923)
Barclays Bank PLC	EUR	2,847	CHF	3,142	5/18/16	54,203
Barclays Bank PLC	INR	218,341	USD	3,152	5/18/16	(4,314)
Barclays Bank PLC	INR	214,508	USD	3,105	5/18/16	3,830
Barclays Bank PLC	JPY	493,597	USD	4,359	5/18/16	(28,652)
Barclays Bank PLC	USD	3,142	KRW	3,886,437	5/18/16	(12,559)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,191	MYR	13,515	5/18/16	$25,139
Barclays Bank PLC	USD	6,301	TRY	19,008	5/18/16	(29,917)
Barclays Bank PLC	CNY	123,816	USD	18,422	9/19/16	(111,080)
Barclays Bank PLC	USD	5,391	CNY	36,603	9/19/16	88,181
BNP Paribas SA	AUD	1,750	USD	1,256	3/18/16	8,341
BNP Paribas SA	BRL	1,332	USD	325	3/18/16	(5,032)
BNP Paribas SA	CAD	12,433	USD	9,212	3/18/16	22,712
BNP Paribas SA	CNY	5,454	USD	835	3/18/16	2,963
BNP Paribas SA	CZK	153,683	USD	6,326	3/18/16	146,982
BNP Paribas SA	EUR	21,423	USD	23,247	3/18/16	(68,775)
BNP Paribas SA	GBP	919	USD	1,384	3/18/16	105,130
BNP Paribas SA	INR	494,764	USD	7,204	3/18/16	(22,480)
BNP Paribas SA	JPY	157,322	USD	1,284	3/18/16	(111,460)
BNP Paribas SA	MYR	1,501	USD	351	3/18/16	(7,267)
BNP Paribas SA	NOK	26,878	USD	3,019	3/18/16	(69,401)
BNP Paribas SA	SGD	746	USD	530	3/18/16	(919)
BNP Paribas SA	TWD	12,713	USD	389	3/18/16	6,960
BNP Paribas SA	USD	3,141	EUR	2,849	3/18/16	(40,554)
BNP Paribas SA	USD	1,054	GBP	700	3/18/16	(80,077)
BNP Paribas SA	USD	694	JPY	81,640	3/18/16	30,354
BNP Paribas SA	USD	3,395	SEK	28,742	3/18/16	(36,043)
BNP Paribas SA	USD	3,153	JPY	356,090	3/23/16	7,614
BNP Paribas SA	AUD	9,146	JPY	752,580	5/18/16	184,856
BNP Paribas SA	EUR	5,590	JPY	354,268	5/18/16	101,732
BNP Paribas SA	EUR	2,776	USD	3,099	5/18/16	71,398
BNP Paribas SA	USD	9,655	JPY	1,123,164	5/18/16	329,471
BNP Paribas SA	USD	3,105	MXN	58,630	5/18/16	108,246
BNP Paribas SA	USD	3,216	MYR	13,515	5/18/16	842
BNP Paribas SA	TWD	313,034	USD	9,381	7/06/16	26,356
BNP Paribas SA	USD	54	ARS	931	1/26/17	(6,080)
BNP Paribas SA	USD	54	ARS	936	1/31/17	(5,935)
BNP Paribas SA	USD	54	ARS	942	2/03/17	(5,740)
BNP Paribas SA	USD	107	ARS	1,886	2/13/17	(11,855)
Citibank	CHF	10,129	EUR	9,379	3/18/16	55,493
Citibank	CHF	24,136	USD	23,904	3/18/16	(285,834)
Citibank	CHF	3,373	USD	3,421	3/18/16	40,118
Citibank	EUR	9,518	CHF	10,301	3/18/16	(34,407)
Citibank	JPY	766,060	USD	6,511	3/18/16	(286,686)
Citibank	NOK	46,600	USD	5,318	3/18/16	(36,416)
Citibank	PLN	52,731	HUF	3,824,833	3/18/16	216,328
Citibank	SEK	57,244	EUR	6,189	3/18/16	45,480
Citibank	TRY	13,359	USD	4,480	3/18/16	(3,249)
Citibank	USD	966	AUD	1,339	3/18/16	(11,397)
Citibank	USD	1,063	CAD	1,417	3/18/16	(15,531)
Citibank	USD	18,592	CZK	466,410	3/18/16	158,985
Citibank	USD	20,323	EUR	18,517	3/18/16	(170,024)
Citibank	USD	6,130	GBP	4,290	3/18/16	(158,219)
Citibank	USD	3,719	JPY	451,663	3/18/16	288,277
Citibank	USD	3,209	NOK	28,205	3/18/16	31,529
Citibank	USD	5,724	PLN	22,803	3/18/16	(16,975)
Citibank	USD	2,457	ZAR	34,941	3/18/16	(261,933)
Citibank	ZAR	5,149	USD	336	3/18/16	12,245
Citibank	EUR	11,097	CHF	12,178	5/18/16	142,108
Citibank	EUR	9,473	USD	10,580	5/18/16	250,456
Citibank	HUF	879,873	USD	3,114	5/18/16	29,355
Citibank	KRW	3,779,016	USD	3,071	5/18/16	27,731
Citibank	USD	3,179	EUR	2,838	5/18/16	(83,779)
Citibank	USD	6,398	MXN	117,822	5/18/16	59,869
Citibank	USD	1,208	RUB	93,546	5/18/16	6,546
Credit Suisse International	CNY	90,773	USD	13,965	3/18/16	114,533
Credit Suisse International	RUB	30,447	USD	447	3/18/16	43,931
Credit Suisse International	USD	19,491	KRW	22,821,028	3/18/16	(1,085,275)
Credit Suisse International	EUR	9,172	NOK	86,871	5/18/16	(23,777)
Credit Suisse International	EUR	1,694	USD	1,888	6/17/16	38,996
Deutsche Bank AG	BRL	59	USD	14	3/02/16	(195)
Deutsche Bank AG	USD	15	BRL	59	3/02/16	(133)
Deutsche Bank AG	AUD	1,483	USD	1,080	3/18/16	22,261
Deutsche Bank AG	CHF	4,586	GBP	3,158	3/18/16	(200,171)
Deutsche Bank AG	EUR	4,221	GBP	3,174	3/18/16	(175,694)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	EUR	11,701	HUF	3,696,785	3/18/16	$230,907
Deutsche Bank AG	EUR	897	USD	986	3/18/16	9,545
Deutsche Bank AG	GBP	5,482	USD	8,263	3/18/16	632,517
Deutsche Bank AG	HUF	3,646,134	EUR	11,586	3/18/16	(178,421)
Deutsche Bank AG	JPY	382,191	AUD	4,648	3/18/16	(76,092)
Deutsche Bank AG	JPY	2,539,388	USD	20,625	3/18/16	(1,906,838)
Deutsche Bank AG	NZD	9,171	USD	6,058	3/18/16	21,379
Deutsche Bank AG	PLN	52,123	EUR	11,602	3/18/16	(419,198)
Deutsche Bank AG	SEK	18,764	USD	2,204	3/18/16	10,650
Deutsche Bank AG	USD	6,334	CHF	6,284	3/18/16	(36,300)
Deutsche Bank AG	USD	209	CHF	209	3/18/16	680
Deutsche Bank AG	USD	5,009	CZK	124,215	3/18/16	(14,925)
Deutsche Bank AG	USD	1,180	GBP	783	3/18/16	(90,343)
Deutsche Bank AG	USD	2,472	HUF	720,047	3/18/16	53,343
Deutsche Bank AG	ZAR	34,941	USD	2,384	3/18/16	188,429
Deutsche Bank AG	JPY	758,545	EUR	5,838	5/18/16	(376,972)
Deutsche Bank AG	USD	3,128	TRY	9,714	5/18/16	76,767
Deutsche Bank AG	CNY	44,248	USD	6,438	9/19/16	(184,827)
Goldman Sachs Bank USA	AUD	751	USD	523	3/18/16	(13,003)
Goldman Sachs Bank USA	BRL	1,304	USD	318	3/18/16	(5,393)
Goldman Sachs Bank USA	CNY	22,399	USD	3,416	3/18/16	(1,433)
Goldman Sachs Bank USA	CNY	22,684	USD	3,479	3/18/16	17,490
Goldman Sachs Bank USA	EUR	11,701	PLN	52,778	3/18/16	475,392
Goldman Sachs Bank USA	INR	42,666	USD	629	3/18/16	5,661
Goldman Sachs Bank USA	JPY	103,054	USD	870	3/18/16	(44,532)
Goldman Sachs Bank USA	USD	748	AUD	1,078	3/18/16	20,939
Goldman Sachs Bank USA	USD	3,498	INR	236,318	3/18/16	(46,512)
Goldman Sachs Bank USA	USD	1,080	JPY	126,473	3/18/16	42,198
Goldman Sachs Bank USA	USD	6,791	PLN	27,279	3/18/16	36,427
Goldman Sachs Bank USA	JPY	690,297	USD	6,132	5/18/16	(4,178)
Goldman Sachs Bank USA	USD	1,260	RUB	96,995	5/18/16	(451)
Goldman Sachs Bank USA	BRL	149,450	USD	32,803	1/04/17	(1,394,701)
HSBC Bank USA	CNY	88,736	USD	13,514	3/18/16	(25,261)
HSBC Bank USA	EUR	13,379	USD	14,322	3/18/16	(238,479)
HSBC Bank USA	EUR	8,250	USD	9,041	3/18/16	62,184
HSBC Bank USA	USD	272	AUD	380	3/18/16	(745)
HSBC Bank USA	USD	36,588	BRL	144,338	3/18/16	(794,876)
HSBC Bank USA	USD	3,562	CHF	3,648	3/18/16	94,390
HSBC Bank USA	USD	1,368	EUR	1,250	3/18/16	(7,698)
HSBC Bank USA	USD	1,639	JPY	190,317	3/18/16	49,316
HSBC Bank USA	USD	12,959	TWD	430,253	5/16/16	(82,099)
HSBC Bank USA	CHF	6,192	USD	6,229	5/18/16	3,356
HSBC Bank USA	EUR	2,797	GBP	2,186	5/18/16	(6,073)
HSBC Bank USA	EUR	2,780	USD	3,105	5/18/16	73,843
HSBC Bank USA	GBP	899	USD	1,250	5/18/16	(2,084)
HSBC Bank USA	JPY	210,248	USD	1,870	5/18/16	837
HSBC Bank USA	MXN	58,630	USD	3,143	5/18/16	(70,606)
HSBC Bank USA	USD	3,107	TWD	103,517	5/18/16	(8,833)
JPMorgan Chase Bank	CAD	1,417	USD	1,065	3/18/16	17,749
JPMorgan Chase Bank	JPY	50,270	USD	427	3/18/16	(18,759)
JPMorgan Chase Bank	PLN	37,225	EUR	8,449	3/18/16	(122,001)
JPMorgan Chase Bank	USD	1,068	AUD	1,483	3/18/16	(9,841)
JPMorgan Chase Bank	USD	1,239	EUR	1,137	3/18/16	(1,420)
JPMorgan Chase Bank	USD	7,406	EUR	6,952	3/18/16	159,801
JPMorgan Chase Bank	MXN	117,822	USD	6,323	5/18/16	(135,263)
JPMorgan Chase Bank	USD	3,765	EUR	3,316	5/18/16	(149,506)
Morgan Stanley Capital Services LLC	AUD	8,753	USD	6,190	3/18/16	(52,768)
Morgan Stanley Capital Services LLC	AUD	4,433	USD	3,174	3/18/16	11,900
Morgan Stanley Capital Services LLC	EUR	7,415	USD	7,964	3/18/16	(106,318)
Morgan Stanley Capital Services LLC	NOK	28,444	USD	3,224	3/18/16	(44,478)
Morgan Stanley Capital Services LLC	NZD	541	USD	353	3/18/16	(2,805)
Morgan Stanley Capital Services LLC	USD	9,761	AUD	14,021	3/18/16	239,557

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	5,096	CHF	4,971	3/18/16	$(113,321)
Morgan Stanley Capital Services LLC	USD	2,747	EUR	2,502	3/18/16	(23,996)
Morgan Stanley Capital Services LLC	USD	6,286	EUR	5,801	3/18/16	27,089
Morgan Stanley Capital Services LLC	USD	232	GBP	160	3/18/16	(9,622)
Morgan Stanley Capital Services LLC	USD	9,930	PLN	39,923	3/18/16	62,739
Morgan Stanley Capital Services LLC	USD	4,277	SEK	36,998	3/18/16	46,904
Morgan Stanley Capital Services LLC	USD	422	ZAR	6,928	3/18/16	13,764
Morgan Stanley Capital Services LLC	AUD	4,509	JPY	378,993	5/18/16	161,978
Morgan Stanley Capital Services LLC	AUD	8,753	USD	6,179	5/18/16	(46,651)
Morgan Stanley Capital Services LLC	CAD	7,759	USD	5,637	5/18/16	(98,133)
Morgan Stanley Capital Services LLC	CHF	6,095	USD	6,190	5/18/16	61,923
Morgan Stanley Capital Services LLC	EUR	11,498	CHF	12,687	5/18/16	216,780
Morgan Stanley Capital Services LLC	EUR	2,816	SEK	26,429	5/18/16	25,847
Morgan Stanley Capital Services LLC	EUR	2,838	USD	3,138	5/18/16	42,942
Morgan Stanley Capital Services LLC	HUF	876,964	EUR	2,798	5/18/16	(23,910)
Morgan Stanley Capital Services LLC	JPY	751,627	AUD	9,076	5/18/16	(226,180)
Morgan Stanley Capital Services LLC	JPY	347,089	USD	3,073	5/18/16	(12,259)
Morgan Stanley Capital Services LLC	NOK	53,273	USD	6,219	5/18/16	100,455
Morgan Stanley Capital Services LLC	USD	5,068	CAD	7,056	5/18/16	147,324
Morgan Stanley Capital Services LLC	USD	3,117	HUF	868,922	5/18/16	(70,467)
Morgan Stanley Capital Services LLC	USD	3,248	JPY	364,936	5/18/16	(3,839)
Morgan Stanley Capital Services LLC	USD	3,125	JPY	354,666	5/18/16	27,913
Morgan Stanley Capital Services LLC	USD	3,177	MXN	59,419	5/18/16	80,000
Morgan Stanley Capital Services LLC	USD	2,461	ZAR	38,367	5/18/16	(79,019)
Morgan Stanley Capital Services LLC	EUR	419	USD	469	6/17/16	11,121
Nomura Global Financial Products, Inc.	JPY	129,020	USD	1,066	3/18/16	(78,641)
Nomura Global Financial Products, Inc.	USD	328	JPY	37,133	3/18/16	1,882
Nomura Global Financial Products, Inc.	USD	6,207	INR	432,849	5/18/16	50,665
Royal Bank of Scotland PLC	CNY	58,167	USD	8,929	3/18/16	53,862
Royal Bank of Scotland PLC	CZK	524,835	EUR	19,394	3/18/16	6,460
Royal Bank of Scotland PLC	GBP	2,319	USD	3,477	3/18/16	248,900
Royal Bank of Scotland PLC	JPY	2,538,596	USD	20,637	3/18/16	(1,887,973)
Royal Bank of Scotland PLC	KRW	31,057,909	USD	26,666	3/18/16	1,617,125
Royal Bank of Scotland PLC	TRY	6,399	EUR	1,936	3/18/16	(40,140)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	TWD	483,833	USD	14,628	3/18/16	$96,355
Royal Bank of Scotland PLC	USD	528	AUD	744	3/18/16	3,027
Royal Bank of Scotland PLC	USD	3,284	EUR	3,008	3/18/16	(10,175)
Royal Bank of Scotland PLC	USD	440	GBP	306	3/18/16	(14,284)
Royal Bank of Scotland PLC	USD	5,569	KRW	6,475,075	3/18/16	(346,692)
Royal Bank of Scotland PLC	TWD	215,955	USD	6,422	5/04/16	(44,879)
Royal Bank of Scotland PLC	EUR	3,054	CHF	3,342	5/18/16	29,719
Royal Bank of Scotland PLC	MYR	27,030	USD	6,546	5/18/16	113,575
Royal Bank of Scotland PLC	USD	3,113	AUD	4,398	5/18/16	15,059
Royal Bank of Scotland PLC	USD	6,149	KRW	7,439,831	5/18/16	(157,275)
Royal Bank of Scotland PLC	USD	1,253	MYR	5,239	5/18/16	(6,233)
Royal Bank of Scotland PLC	USD	9,380	TWD	310,928	5/18/16	(74,586)
Royal Bank of Scotland PLC	GBP	223	USD	320	6/17/16	9,015
Royal Bank of Scotland PLC	JPY	88,511	USD	780	6/17/16	(7,965)
Royal Bank of Scotland PLC	USD	16,209	TWD	545,324	7/06/16	86,864
Royal Bank of Scotland PLC	CNY	36,603	USD	5,365	10/11/16	(104,012)
Standard Chartered Bank	CNY	7,090	USD	1,071	3/18/16	(10,341)
Standard Chartered Bank	CNY	22,720	USD	3,501	3/18/16	34,592
Standard Chartered Bank	EUR	37,112	USD	40,351	3/18/16	(39,919)
Standard Chartered Bank	IDR	4,756,912	USD	335	3/18/16	(20,289)
Standard Chartered Bank	INR	36,330	USD	541	3/18/16	10,805
Standard Chartered Bank	JPY	19,195	USD	158	3/18/16	(12,352)
Standard Chartered Bank	KRW	849,342	USD	717	3/18/16	32,395
Standard Chartered Bank	TWD	11,248	USD	341	3/18/16	3,393
Standard Chartered Bank	USD	2,702	GBP	1,799	3/18/16	(198,429)
Standard Chartered Bank	USD	2,343	INR	157,752	3/18/16	(38,427)
Standard Chartered Bank	USD	46,101	JPY	5,651,654	3/18/16	4,045,998
Standard Chartered Bank	USD	1,144	KRW	1,387,892	3/18/16	(24,341)
Standard Chartered Bank	USD	352	NZD	541	3/18/16	3,690
Standard Chartered Bank	USD	15,235	TWD	507,794	3/18/16	15,525
Standard Chartered Bank	USD	3,149	AUD	4,463	5/18/16	24,998
Standard Chartered Bank	USD	3,111	JPY	356,663	5/18/16	59,724
Standard Chartered Bank	TWD	507,794	USD	15,231	7/06/16	56,447
Standard Chartered Bank	USD	887	TWD	29,775	7/06/16	3,073
Standard Chartered Bank	USD	6,381	CNY	43,301	9/19/16	100,558
State Street Bank & Trust Co.	USD	6,224	CNY	40,852	3/16/16	10,665
State Street Bank & Trust Co.	AUD	1,687	USD	1,183	3/18/16	(20,644)
State Street Bank & Trust Co.	AUD	8,263	USD	5,974	3/18/16	80,453
State Street Bank & Trust Co.	CHF	5,974	USD	5,985	3/18/16	(2,395)
State Street Bank & Trust Co.	CHF	2,215	USD	2,222	3/18/16	1,772
State Street Bank & Trust Co.	DKK	5,269	USD	766	3/18/16	(2,820)
State Street Bank & Trust Co.	EUR	5,307	USD	5,754	3/18/16	(22,218)
State Street Bank & Trust Co.	EUR	5,047	USD	5,508	3/18/16	15,441
State Street Bank & Trust Co.	GBP	6,468	USD	9,785	3/18/16	781,489

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	HKD	7,532	USD	972	3/18/16	$3,883
State Street Bank & Trust Co.	JPY	2,134,431	USD	17,506	3/18/16	(1,432,445)
State Street Bank & Trust Co.	KRW	868,563	USD	748	3/18/16	47,277
State Street Bank & Trust Co.	MXN	6,007	USD	355	3/18/16	23,777
State Street Bank & Trust Co.	NOK	43,154	USD	4,916	3/18/16	(42,332)
State Street Bank & Trust Co.	NOK	3,062	USD	353	3/18/16	1,085
State Street Bank & Trust Co.	SEK	91,360	EUR	9,875	3/18/16	70,781
State Street Bank & Trust Co.	TRY	13,501	EUR	4,035	3/18/16	(139,003)
State Street Bank & Trust Co.	USD	120	AUD	173	3/18/16	2,909
State Street Bank & Trust Co.	USD	7,878	CHF	7,829	3/18/16	(31,027)
State Street Bank & Trust Co.	USD	187	DKK	1,234	3/18/16	(6,507)
State Street Bank & Trust Co.	USD	13,247	EUR	11,769	3/18/16	(438,268)
State Street Bank & Trust Co.	USD	5,653	EUR	5,204	3/18/16	10,525
State Street Bank & Trust Co.	USD	532	GBP	352	3/18/16	(42,406)
State Street Bank & Trust Co.	USD	108	HKD	833	3/18/16	(424)
State Street Bank & Trust Co.	USD	7,293	HUF	2,135,264	3/18/16	196,003
State Street Bank & Trust Co.	USD	771	JPY	86,384	3/18/16	(4,241)
State Street Bank & Trust Co.	USD	4,179	JPY	495,077	3/18/16	213,362
State Street Bank & Trust Co.	USD	359	KRW	434,058	3/18/16	(9,384)
State Street Bank & Trust Co.	USD	6,695	NOK	59,785	3/18/16	173,806
State Street Bank & Trust Co.	USD	18,919	SEK	161,101	3/18/16	(91,289)
State Street Bank & Trust Co.	ZAR	8,295	USD	560	3/18/16	38,983
State Street Bank & Trust Co.	BRL	59	USD	15	5/03/16	229
State Street Bank & Trust Co.	CAD	6,193	USD	4,446	5/18/16	(131,769)
State Street Bank & Trust Co.	GBP	2,167	USD	3,103	5/18/16	85,531
State Street Bank & Trust Co.	HUF	2,345,659	USD	8,453	5/18/16	229,373
State Street Bank & Trust Co.	JPY	517,698	USD	4,388	5/18/16	(213,994)
State Street Bank & Trust Co.	USD	6,361	NOK	54,577	5/18/16	(91,978)
State Street Bank & Trust Co.	USD	3,132	PLN	12,406	5/18/16	(27,948)
State Street Bank & Trust Co.	USD	6,213	SEK	52,698	5/18/16	(39,527)
State Street Bank & Trust Co.	AUD	655	USD	462	6/17/16	(2,968)
State Street Bank & Trust Co.	CHF	7,608	USD	7,882	6/17/16	220,713
State Street Bank & Trust Co.	EUR	185	USD	206	6/17/16	4,077
State Street Bank & Trust Co.	HUF	2,665,404	USD	9,553	6/17/16	209,840

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	187,787	USD	1,657	6/17/16	$(13,765)
State Street Bank & Trust Co.	USD	2,822	EUR	2,476	6/17/16	(119,267)
State Street Bank & Trust Co.	CNY	44,040	USD	6,392	10/12/16	(186,889)
UBS AG	CAD	1,219	USD	887	3/18/16	(13,697)
UBS AG	CHF	356	USD	357	3/18/16	511
UBS AG	GBP	529	USD	786	3/18/16	49,744

						$(826,671)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (j)	3,700	$178.00	3/18/16	$3,388	$(1,628)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts (000)	Premiums Received	Market Value
Call - USD vs. CNH	$6.68	3/17/16	18,600	$75,330	$(47,170)
Call - USD vs. TWD	35.00	5/12/16	25,600	134,400	(81,638)
Put - USD vs. JPY	110.00	3/18/16	6,260	34,931	(27,156)
Put - USD vs. JPY	110.00	3/18/16	6,280	27,444	(27,249)
Put - USD vs. TWD	32.65	5/12/16	25,600	226,557	(137,318)

					$(320,531)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 29, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)%	1.07%		$2,435	$3,200	$20,935
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	(5.00)	3.98	EUR	296	(15,592)	11,210
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	(5.00)	5.22		$1,480	(1,826)	(42,603)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	(1.00)	1.07		2,600	2,426	22,765
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	1.07		5,770	7,581	29,257
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	1.07		5,160	(4,815)	(73,970)

					$(9,026)	$(32,406)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)		$3,795	6/30/20	1.879%	3 Month LIBOR	$(138,479)
Citigroup Global Markets, Inc./(CME Group)		1,540	6/30/25	2.569%	3 Month LIBOR	(147,340)
Citigroup Global Markets, Inc./(CME Group)		685	6/30/45	3 Month LIBOR	3.034%	155,338
Credit Suisse Securities (USA) LLC/(CME Group)		71,767	8/08/18	1.647%	3 Month LIBOR	(1,014,964)
Credit Suisse Securities (USA) LLC/(CME Group)		71,767	8/08/18	3 Month LIBOR	1.647%	646,659
Credit Suisse Securities (USA) LLC/(CME Group)	GBP	13,370	4/01/25	6 Month LIBOR	1.998%	508,076
Credit Suisse Securities (USA) LLC/(CME Group)		13,370	4/01/25	1.998%	6 Month LIBOR	(383,136)
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	15,000	7/09/25	6 Month BBSW	3.168%	614,243
Morgan Stanley & Co. LLC/(CME Group)		635	10/09/25	2.067%	3 Month LIBOR	(34,510)
Morgan Stanley & Co. LLC/(CME Group)		195	10/09/45	3 Month LIBOR	2.595%	25,252

						$231,139

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 29, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
Commonwealth of Australia, 6.00%, 2/15/17, 12/20/20*	(1.00)%	0.43%		$2,780	$(79,453)	$(62,677)	$(16,776)
Citibank, NA
iTraxx-Japan Series 24, 5 Year Index, 12/20/20*	(1.00)	0.98	JPY	473,035	(11,899)	(46,354)	34,455
Barclays Bank PLC
iTRAXX-Asia Series 24, 5 Year Index, 12/20/20*	(1.00)	1.59		$1,075	26,302	20,088	6,214

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 29, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
iTRAXX-Australia Series 24, 5 Year Index, 12/20/20*	(1.00)%	1.57%	$1,960	$46,125	$20,582	$25,543
iTRAXX-Australia Series 24, 5 Year Index, 12/20/20*	(1.00)	1.57	3,200	75,306	33,610	41,696
Barclays Bank PLC
Republic of Korea, 7.125%, 4/16/19, 12/20/20*	(1.00)	0.64	985	(18,106)	(14,030)	(4,076)
Morgan Stanley Capital Services LLC
Republic of Korea, 7.125%, 4/16/19, 12/20/20*	(1.00)	0.64	2,465	(45,309)	(28,223)	(17,086)
Barclays Bank PLC
Republic of Korea,, 7.125% 4/16/19, 12/20/20*	(1.00)	0.64	1,300	(23,895)	(26,633)	2,738
United Mexican States, 5.95%, 3/19/19, 12/20/20*	(1.00)	1.85	395	14,882	10,965	3,917
United Mexican States, 5.95%, 3/19/19, 12/20/20*	(1.00)	1.85	3,472	130,811	77,993	52,818
Sale Contracts
Deutsche Bank AG
iTraxx - Australia Series 24, 5 Year Index, 12/20/20*	1.00	1.57	2,600	(61,186)	(29,937)	(31,249)

				$53,578	$(44,616)	$98,194

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	125,394	1/02/17	CDI	15.550%	$487,994

^	Less than $0.50.
(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Represents entire or partial securities out on loan.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate market value of these securities amounted to $505,254 or 0.2% of net assets.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Floating Rate Security. Stated interest rate was in effect at February 29, 2016.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	One contract relates to 1 share.
(j)	One contract relates to 100 shares.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,103,129 and gross unrealized depreciation of investments was $(17,601,341), resulting in net unrealized depreciation of $(10,498,212).
(n)	An amount of U.S. $10,928,117 has been segregated to collateralize margin requirements for the open futures contracts at February 29, 2016.

Currency Abbreviation:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBSW	-	Bank Bill Swap Reference Rate (Australia)
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate

CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GSE	-	Government-Sponsored Enterprise
IBEX	-	International Business Exchange
INTRCONX	-	Inter-Continental Exchange
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN*

February 29, 2016 (unaudited)

40.4%	United States
5.1%	United Kingdom
3.3%	China
2.3%	Japan
2.2%	Canada
1.4%	Luxembourg
0.9%	France
0.7%	Switzerland
0.7%	Germany
0.6%	Australia
0.4%	Mexico
0.4%	Spain
0.4%	Sweden
2.5%	Other
38.7%	Short-Term

100.0%	Total Investments

*	All data are as of February 29, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Denmark, Finland, Hong Kong, Ireland, Italy, Jersey (Channel Islands), Macau, Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$6,188,270		$11,283,401		$21,110		$17,492,781
Consumer Staples	7,566,243		3,627,194		– 0	–	11,193,437
Industrials	5,814,989		4,661,230		– 0	–	10,476,219
Consumer Discretionary	5,617,940		3,601,501		– 0	–	9,219,441
Information Technology	7,168,205		1,675,201		– 0	–	8,843,406
Health Care	5,315,074		3,468,243		– 0	–	8,783,317
Materials	4,137,915		3,103,523		– 0	–	7,241,438
Energy	3,548,928		3,171,697		– 0	–	6,720,625
Utilities	3,567,300		2,616,056		– 0	–	6,183,356
Telecommunication Services	1,185,591		1,301,180		– 0	–	2,486,771
Inflation-Linked Securities	– 0	–	16,918,578		– 0	–	16,918,578
Governments - Treasuries	– 0	–	16,317,576		– 0	–	16,317,576
Collateralized Mortgage Obligations	– 0	–	– 0	–	14,532,026		14,532,026
Investment Companies	10,593,235		– 0	–	– 0	–	10,593,235
Corporates - Non-Investment Grade	– 0	–	10,016,750		– 0	–	10,016,750
Preferred Stocks	5,638,808		– 0	–	– 0	–	5,638,808
Governments - Sovereign Bonds	– 0	–	1,207,459		– 0	–	1,207,459
Governments - Sovereign Agencies	– 0	–	446,170		– 0	–	446,170
Options Purchased - Calls	– 0	–	325,839		– 0	–	325,839
Corporates - Investment Grade	– 0	–	289,500		– 0	–	289,500
Options Purchased - Puts	– 0	–	151,498		– 0	–	151,498
Rights	110		– 0	–	661		771
Short-Term Investments:
Investment Companies	115,877,504		– 0	–	– 0	–	115,877,504
U.S. Treasury Bills	– 0	–	17,989,899		– 0	–	17,989,899
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,524,579		– 0	–	– 0	–	5,524,579

Total Investments in Securities	187,744,691		102,172,495		14,553,797		304,470,983
Other Financial Instruments (a):
Assets:
Futures	2,714,693		457,358		– 0	–	3,172,051
Forward Currency Exchange Contracts	– 0	–	16,897,965		– 0	–	16,897,965
Centrally Cleared Credit Default Swaps	– 0	–	84,167		– 0	–	84,167
Centrally Cleared Interest Rate Swaps	– 0	–	1,949,568		– 0	–	1,949,568
Credit Default Swaps	– 0	–	167,381		– 0	–	167,381
Interest Rate Swaps	– 0	–	487,994		– 0	–	487,994
Liabilities:
Futures	(3,552,355)		(4,875,385)		– 0	–	(8,427,740)
Forward Currency Exchange Contracts	– 0	–	(17,724,636)		– 0	–	(17,724,636)
Put Options Written	– 0	–	(1,628)		– 0	–	(1,628)
Currency Options Written	– 0	–	(320,531)		– 0	–	(320,531)
Centrally Cleared Credit Default Swaps	– 0	–	(116,573)		– 0	–	(116,573)
Centrally Cleared Interest Rate Swaps	– 0	–	(1,718,429)		– 0	–	(1,718,429)
Credit Default Swaps	– 0	–	(69,187)		– 0	–	(69,187)

Total (b)	$186,907,029		$97,390,559		$14,553,797		$298,851,385

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Collateralized Mortgage Obligations		Preferred Stocks
Balance as of 11/30/15	$39,553		$15,656,199			$268
Accrued discounts/(premiums)	– 0	–	(963)			– 0	–
Realized gain (loss)	– 0	–	– 0	–		(6)
Change in unrealized appreciation/depreciation	69		(1,123,210)			6
Purchases	– 0	–	– 0	–		– 0	–
Sales	– 0	–	– 0	–		(268)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	(18,512)		– 0	–		– 0	–

Balance as of 2/29/16	$21,110		$14,532,026		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$69		$(1,123,210)		$	– 0	–

	Rights		Total
Balance as of 11/30/15	$659		$15,696,679
Accrued discounts/(premiums)	– 0	–	(963)
Realized gain (loss)	– 0	–	(6)
Change in unrealized appreciation/depreciation	2		(1,123,133)
Purchases	– 0	–	– 0	–
Sales	– 0	–	(268)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(18,512)

Balance as of 2/29/16	$661		$14,553,797	(a)

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$2		$(1,123,139)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at February 29, 2016. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 2/29/16			Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$	– 0	–	Qualitative Assessment		$0.00/N/A
		$21,110		Market Approach	Last Traded Price	4.45SGD/NA

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2016